As Filed with the U.S. Securities and Exchange Commission on November 28, 2016
1933 Act File No. 333-116351
1940 Act File No. 811-21591

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 39 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 40 ☒
(Check appropriate box or boxes.)
__________________
American Century Asset Allocation Portfolios, Inc.
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: December 1, 2016

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on December 1, 2016, at 8:30 a.m. (Central) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

December 1, 2016
American Century Investments
Prospectus

One Choice® In Retirement Portfolio	One Choice® 2040 Portfolio
Investor Class (ARTOX)	Investor Class (ARDVX)
Institutional Class (ATTIX)	Institutional Class (ARDSX)
A Class (ARTAX)	A Class (ARDMX)
C Class (ATTCX)	C Class (ARNOX)
R Class (ARSRX)	R Class (ARDRX)

One Choice® 2020 Portfolio	One Choice® 2045 Portfolio
Investor Class (ARBVX)	Investor Class (AROIX)
Institutional Class (ARBSX)	Institutional Class (AOOIX)
A Class (ARBMX)	A Class (AROAX)
C Class (ARNCX)	C Class (AROCX)
R Class (ARBRX)	R Class (ARORX)

One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
Institutional Class (ARWFX)	Institutional Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)

One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
Institutional Class (ARCSX)	Institutional Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)

One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
Institutional Class (ARLIX)	Institutional Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary – One Choice In Retirement Portfolio	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – One Choice 2020 Portfolio	6
Investment Objective	6
Fees and Expenses	6
Principal Investment Strategies	7
Principal Risks	8
Fund Performance	8
Portfolio Management	10
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
Fund Summary – One Choice 2025 Portfolio	11
Investment Objective	11
Fees and Expenses	11
Principal Investment Strategies	12
Principal Risks	13
Fund Performance	13
Portfolio Management	15
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-Dealers and Other Financial Intermediaries	15
Fund Summary – One Choice 2030 Portfolio	16
Investment Objective	16
Fees and Expenses	16
Principal Investment Strategies	17
Principal Risks	18
Fund Performance	18
Portfolio Management	20
Purchase and Sale of Fund Shares	20
Tax Information	20
Payments to Broker-Dealers and Other Financial Intermediaries	20
Fund Summary – One Choice 2035 Portfolio	21
Investment Objective	21
Fees and Expenses	21
Principal Investment Strategies	22
Principal Risks	23
Fund Performance	23

Portfolio Management	25
Purchase and Sale of Fund Shares	25
Tax Information	25
Payments to Broker-Dealers and Other Financial Intermediaries	25
Fund Summary – One Choice 2040 Portfolio	26
Investment Objective	26
Fees and Expenses	26
Principal Investment Strategies	27
Principal Risks	28
Fund Performance	28
Portfolio Management	30
Purchase and Sale of Fund Shares	30
Tax Information	30
Payments to Broker-Dealers and Other Financial Intermediaries	30
Fund Summary – One Choice 2045 Portfolio	31
Investment Objective	31
Fees and Expenses	31
Principal Investment Strategies	32
Principal Risks	33
Fund Performance	33
Portfolio Management	35
Purchase and Sale of Fund Shares	35
Tax Information	35
Payments to Broker-Dealers and Other Financial Intermediaries	35
Fund Summary – One Choice 2050 Portfolio	36
Investment Objective	36
Fees and Expenses	36
Principal Investment Strategies	37
Principal Risks	38
Fund Performance	38
Portfolio Management	40
Purchase and Sale of Fund Shares	40
Tax Information	40
Payments to Broker-Dealers and Other Financial Intermediaries	40
Fund Summary – One Choice 2055 Portfolio	41
Investment Objective	41
Fees and Expenses	41
Principal Investment Strategies	42
Principal Risks	43
Fund Performance	43
Portfolio Management	45
Purchase and Sale of Fund Shares	45
Tax Information	45
Payments to Broker-Dealers and Other Financial Intermediaries	45
Fund Summary – One Choice 2060 Portfolio	46
Investment Objective	46

Fees and Expenses	46
Principal Investment Strategies	47
Principal Risks	48
Fund Performance	48
Portfolio Management	49
Purchase and Sale of Fund Shares	49
Tax Information	49
Payments to Broker-Dealers and Other Financial Intermediaries	49
Objectives, Strategies and Risks	50
Management	56
Investing Directly with American Century Investments	58
Investing Through a Financial Intermediary	60
Additional Policies Affecting Your Investment	65
Share Price and Distributions	69
Taxes	70
Multiple Class Information	72
Financial Highlights	73

©2016 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – One Choice In Retirement Portfolio
Investment Objective
The fund seeks current income. Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	0.79%	0.59%	1.04%	1.79%	1.29%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$81	$253	$439	$978
Institutional Class	$60	$189	$330	$738
A Class	$675	$887	$1,117	$1,773
C Class	$182	$564	$970	$2,103
R Class	$132	$410	$708	$1,556
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
One Choice In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.50%
NT Equity Growth Fund	10.00%
NT Global Real Estate Fund	1.00%
NT Growth Fund	4.50%
NT Heritage Fund	2.25%
NT International Growth Fund	4.50%
NT International Value Fund	2.25%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	4.50%
NT Small Company Fund	2.00%

Fixed-Income Securities (Bond Funds)	45.00%
Global Bond Fund	7.00%
High-Yield Fund	3.80%
Inflation-Adjusted Bond Fund	1.50%
International Bond Fund	5.00%
NT Diversified Bond Fund	21.60%
Short Duration Inflation Protection Bond Fund	6.10%

Cash Equivalents (Money Market Funds)	10.00%
U.S. Government Money Market Fund	10.00%

The target asset mix of One Choice In Retirement Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.
Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 9.30% Lowest Performance Quarter (4Q 2008): -9.20%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.10% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years
Investor Class Return Before Taxes	-1.69%	5.76%	5.17%
Return After Taxes on Distributions	-2.95%	4.72%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	-0.13%	4.27%	3.80%
Institutional Class Return Before Taxes	-1.42%	5.99%	5.39%
A Class[1] Return Before Taxes	-7.50%	4.27%	4.30%
C Class Return Before Taxes	-2.60%	4.71%	4.13%²
R Class Return Before Taxes	-2.11%	5.23%	4.65%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)	-0.18%	4.45%	4.25%

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2020 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	0.82%	0.62%	1.07%	1.82%	1.32%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$84	$262	$456	$1,014
Institutional Class	$63	$199	$346	$775
A Class	$678	$896	$1,132	$1,805
C Class	$185	$573	$986	$2,135
R Class	$135	$419	$724	$1,589
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2020 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	47.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.73%
NT Emerging Markets Fund	0.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	1.15%
NT Growth Fund	5.01%
NT Heritage Fund	2.71%
NT International Growth Fund	4.63%
NT International Small-Mid Cap Fund	0.19%
NT International Value Fund	2.63%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	5.00%
NT Small Company Fund	1.85%

Fixed-Income Securities (Bond Funds)	43.60%
Global Bond Fund	6.63%
High-Yield Fund	3.75%
Inflation-Adjusted Bond Fund	2.35%
International Bond Fund	4.75%
NT Diversified Bond Fund	20.97%
Short Duration Inflation Protection Bond Fund	5.15%

Cash Equivalents (Money Market Funds)	8.50%
U.S. Government Money Market Fund	8.50%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 11.07% Lowest Performance Quarter (4Q 2008): -11.97%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.27% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.61%	6.17%	4.66%	05/30/2008
Return After Taxes on Distributions	-2.98%	5.17%	3.81%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	-0.11%	4.62%	3.46%	05/30/2008
Institutional Class Return Before Taxes	-1.41%	6.39%	4.87%	05/30/2008
A Class[1] Return Before Taxes	-7.43%	4.66%	3.59%	05/30/2008
C Class Return Before Taxes	-2.51%	5.14%	3.64%²	03/01/2010
R Class Return Before Taxes	-2.10%	5.64%	4.14%	05/30/2008
S&P Target Date To 2020 Index (reflects no deduction for fees, expenses or taxes)	-0.15%	5.29%	4.07%	05/30/2008

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2025 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	0.85%	0.65%	1.10%	1.85%	1.35%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$87	$272	$472	$1,049
Institutional Class	$67	$208	$363	$811
A Class	$681	$905	$1,147	$1,838
C Class	$188	$583	$1,001	$2,167
R Class	$138	$428	$740	$1,623
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	52.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.10%
NT Emerging Markets Fund	1.75%
NT Equity Growth Fund	9.50%
NT Global Real Estate Fund	1.40%
NT Growth Fund	5.65%
NT Heritage Fund	3.65%
NT International Growth Fund	5.00%
NT International Small-Mid Cap Fund	0.50%
NT International Value Fund	3.25%
NT Large Company Value Fund	9.75%
NT Mid Cap Value Fund	5.75%
NT Small Company Fund	1.60%

Fixed-Income Securities (Bond Funds)	41.10%
Global Bond Fund	6.00%
High-Yield Fund	3.55%
Inflation-Adjusted Bond Fund	3.60%
International Bond Fund	4.20%
NT Diversified Bond Fund	20.20%
Short Duration Inflation Protection Bond Fund	3.55%

Cash Equivalents (Money Market Funds)	6.00%
U.S. Government Money Market Fund	6.00%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 11.70% Lowest Performance Quarter (4Q 2008): -13.92%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.47% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years
Investor Class Return Before Taxes	-1.52%	6.49%	5.52%
Return After Taxes on Distributions	-3.15%	5.41%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares	0.12%	4.87%	4.14%
Institutional Class Return Before Taxes	-1.32%	6.70%	5.74%
A Class[1] Return Before Taxes	-7.44%	4.97%	4.64%
C Class Return Before Taxes	-2.50%	5.44%	4.48%²
R Class Return Before Taxes	-2.01%	5.96%	5.00%
S&P Target Date To 2025 Index[3] (reflects no deduction for fees, expenses or taxes)	-0.21%	5.72%	—
S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)	-0.25%	6.69%	5.39%

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3 Because the S&P Target Date To 2025 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2025 Index are also shown to cover the 10-year period.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2030 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	0.87%	0.67%	1.12%	1.87%	1.37%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$89	$278	$483	$1,073
Institutional Class	$69	$215	$374	$835
A Class	$683	$911	$1,157	$1,860
C Class	$190	$589	$1,012	$2,188
R Class	$140	$435	$751	$1,645
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	58.60%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.48%
NT Emerging Markets Fund	2.55%
NT Equity Growth Fund	9.35%
NT Global Real Estate Fund	1.65%
NT Growth Fund	6.76%
NT Heritage Fund	4.34%
NT International Growth Fund	5.48%
NT International Small-Mid Cap Fund	0.81%
NT International Value Fund	3.88%
NT Large Company Value Fund	10.10%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.20%

Fixed-Income Securities (Bond Funds)	36.40%
Global Bond Fund	5.38%
High-Yield Fund	3.30%
Inflation-Adjusted Bond Fund	4.60%
International Bond Fund	2.80%
NT Diversified Bond Fund	18.32%
Short Duration Inflation Protection Bond Fund	2.00%

Cash Equivalents (Money Market Funds)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 12.53% Lowest Performance Quarter (3Q 2011): -10.33%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.38% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.37%	6.90%	4.77%	05/30/2008
Return After Taxes on Distributions	-2.91%	5.88%	3.96%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	0.17%	5.23%	3.58%	05/30/2008
Institutional Class Return Before Taxes	-1.17%	7.12%	4.97%	05/30/2008
A Class[1] Return Before Taxes	-7.27%	5.38%	3.69%	05/30/2008
C Class Return Before Taxes	-2.36%	5.84%	3.73%²	03/01/2010
R Class Return Before Taxes	-1.87%	6.35%	4.23%	05/30/2008
S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)	-0.26%	6.15%	4.12%	05/30/2008

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2035 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	0.90%	0.70%	1.15%	1.90%	1.40%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$92	$287	$499	$1,108
Institutional Class	$72	$224	$390	$871
A Class	$686	$920	$1,172	$1,892
C Class	$193	$598	$1,027	$2,219
R Class	$143	$444	$767	$1,679
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	64.50%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	2.85%
NT Emerging Markets Fund	3.00%
NT Equity Growth Fund	9.25%
NT Global Real Estate Fund	1.90%
NT Growth Fund	8.39%
NT Heritage Fund	4.53%
NT International Growth Fund	6.25%
NT International Small-Mid Cap Fund	1.13%
NT International Value Fund	4.50%
NT Large Company Value Fund	10.50%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.95%

Fixed-Income Securities (Bond Funds)	30.50%
Global Bond Fund	4.75%
High-Yield Fund	3.00%
Inflation-Adjusted Bond Fund	5.25%
International Bond Fund	0.80%
NT Diversified Bond Fund	16.05%
Short Duration Inflation Protection Bond Fund	0.65%

Cash Equivalents (Money Market Funds)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.
Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 13.46% Lowest Performance Quarter (4Q 2008): -17.42%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.28% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years
Investor Class Return Before Taxes	-1.23%	7.39%	5.85%
Return After Taxes on Distributions	-3.05%	6.29%	4.88%
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	5.63%	4.46%
Institutional Class Return Before Taxes	-1.03%	7.60%	6.07%
A Class[1] Return Before Taxes	-7.20%	5.87%	4.96%
C Class Return Before Taxes	-2.22%	6.32%	4.80%²
R Class Return Before Taxes	-1.79%	6.84%	5.32%
S&P Target Date To 2035 Index[3] (reflects no deduction for fees, expenses or taxes)	-0.46%	6.48%	—
S&P Target Date 2035 Index (reflects no deduction for fees, expenses or taxes)	-0.35%	7.38%	5.52%

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3 Because the S&P Target Date To 2035 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2035 Index are also shown to cover the 10-year period.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2040 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	0.93%	0.73%	1.18%	1.93%	1.43%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$95	$297	$515	$1,143
Institutional Class	$75	$234	$407	$907
A Class	$689	$929	$1,187	$1,924
C Class	$196	$607	$1,043	$2,251
R Class	$146	$453	$782	$1,712
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	70.80%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	3.08%
NT Emerging Markets Fund	3.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	2.15%
NT Growth Fund	9.38%
NT Heritage Fund	5.46%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	1.44%
NT International Value Fund	4.86%
NT Large Company Value Fund	11.54%
NT Mid Cap Value Fund	6.31%
NT Small Company Fund	3.15%

Fixed-Income Securities (Bond Funds)	25.70%
Global Bond Fund	4.28%
High-Yield Fund	2.55%
Inflation-Adjusted Bond Fund	5.15%
NT Diversified Bond Fund	13.72%

Cash Equivalents (Money Market Funds)	3.50%
U.S. Government Money Market Fund	3.50%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 14.38% Lowest Performance Quarter (3Q 2011): -12.68%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.44% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.32%	7.81%	5.23%	05/30/2008
Return After Taxes on Distributions	-2.95%	6.79%	4.44%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	5.99%	3.98%	05/30/2008
Institutional Class Return Before Taxes	-1.20%	8.01%	5.43%	05/30/2008
A Class[1] Return Before Taxes	-7.23%	6.29%	4.15%	05/30/2008
C Class Return Before Taxes	-2.31%	6.74%	4.17%²	03/01/2010
R Class Return Before Taxes	-1.90%	7.26%	4.69%	05/30/2008
S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)	-0.52%	6.81%	4.18%	05/30/2008

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2045 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.77%	0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	0.97%	0.77%	1.22%	1.97%	1.47%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$99	$310	$537	$1,190
Institutional Class	$79	$246	$428	$955
A Class	$692	$941	$1,207	$1,967
C Class	$200	$619	$1,063	$2,293
R Class	$150	$466	$803	$1,756
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	77.15%
NT Core Equity Plus Fund	3.75%
NT Disciplined Growth Fund	3.20%
NT Emerging Markets Fund	4.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.40%
NT Growth Fund	10.20%
NT Heritage Fund	6.40%
NT International Growth Fund	6.80%
NT International Small-Mid Cap Fund	1.75%
NT International Value Fund	5.05%
NT Large Company Value Fund	12.60%
NT Mid Cap Value Fund	7.00%
NT Small Company Fund	3.00%

Fixed-Income Securities (Bond Funds)	21.85%
Global Bond Fund	3.90%
High-Yield Fund	2.15%
Inflation-Adjusted Bond Fund	4.30%
NT Diversified Bond Fund	11.50%

Cash Equivalents (Money Market Funds)	1.00%
U.S. Government Money Market Fund	1.00%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 14.89% Lowest Performance Quarter (4Q 2008): -19.49%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.68% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years
Investor Class Return Before Taxes	-1.38%	8.11%	6.13%
Return After Taxes on Distributions	-3.26%	7.00%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares	0.51%	6.23%	4.73%
Institutional Class Return Before Taxes	-1.24%	8.32%	6.34%
A Class[1] Return Before Taxes	-7.34%	6.57%	5.24%
C Class Return Before Taxes	-2.43%	7.04%	5.08%²
R Class Return Before Taxes	-1.94%	7.56%	5.60%
S&P Target Date To 2045 Index[3] (reflects no deduction for fees, expenses or taxes)	-0.55%	7.12%	—
S&P Target Date 2045 Index (reflects no deduction for fees, expenses or taxes)	-0.46%	7.76%	5.56%

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

[3]	Because the S&P Target Date To 2045 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2045 Index are also shown to cover the 10-year period.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2050 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	0.99%	0.79%	1.24%	1.99%	1.49%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$101	$316	$548	$1,213
Institutional Class	$81	$253	$439	$978
A Class	$694	$946	$1,218	$1,988
C Class	$202	$625	$1,073	$2,314
R Class	$152	$472	$814	$1,778
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	81.40%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.33%
NT Emerging Markets Fund	5.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.65%
NT Growth Fund	10.75%
NT Heritage Fund	6.59%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	2.06%
NT International Value Fund	5.24%
NT Large Company Value Fund	13.41%
NT Mid Cap Value Fund	6.94%
NT Small Company Fund	3.25%

Fixed-Income Securities (Bond Funds)	18.60%
Global Bond Fund	3.53%
High-Yield Fund	1.85%
Inflation-Adjusted Bond Fund	3.70%
NT Diversified Bond Fund	9.52%

Cash Equivalents (Money Market Funds)	0.00%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 15.07% Lowest Performance Quarter (3Q 2011): -14.04%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.79% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.59%	8.22%	5.10%	05/30/2008
Return After Taxes on Distributions	-3.22%	7.22%	4.35%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	0.22%	6.34%	3.90%	05/30/2008
Institutional Class Return Before Taxes	-1.32%	8.43%	5.32%	05/30/2008
A Class[1] Return Before Taxes	-7.41%	6.68%	4.02%	05/30/2008
C Class Return Before Taxes	-2.50%	7.16%	4.06%²	03/01/2010
R Class Return Before Taxes	-2.01%	7.67%	4.58%	05/30/2008
S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)	-0.58%	7.36%	4.42%	05/30/2008

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2055 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	0.99%	0.79%	1.24%	1.99%	1.49%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$101	$316	$548	$1,213
Institutional Class	$81	$253	$439	$978
A Class	$694	$946	$1,218	$1,988
C Class	$202	$625	$1,073	$2,314
R Class	$152	$472	$814	$1,778
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	83.90%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.45%
NT Emerging Markets Fund	6.25%
NT Equity Growth Fund	10.50%
NT Global Real Estate Fund	2.90%
NT Growth Fund	10.80%
NT Heritage Fund	6.78%
NT International Growth Fund	6.30%
NT International Small-Mid Cap Fund	2.38%
NT International Value Fund	5.43%
NT Large Company Value Fund	13.98%
NT Mid Cap Value Fund	6.88%
NT Small Company Fund	3.75%

Fixed-Income Securities (Bond Funds)	16.10%
Global Bond Fund	3.15%
High-Yield Fund	1.60%
Inflation-Adjusted Bond Fund	3.20%
NT Diversified Bond Fund	8.15%

Cash Equivalents (Money Market Funds)	0.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (1Q 2012): 11.54% Lowest Performance Quarter (3Q 2015): -7.42%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.91% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	-1.64%	7.79%	03/31/2011
Return After Taxes on Distributions	-2.90%	6.95%	03/31/2011
Return After Taxes on Distributions and Sale of Fund Shares	-0.08%	5.98%	03/31/2011
Institutional Class Return Before Taxes	-1.44%	8.00%	03/31/2011
A Class Return Before Taxes	-7.45%	6.19%	03/31/2011
C Class Return Before Taxes	-2.55%	6.72%	03/31/2011
R Class Return Before Taxes	-2.05%	7.26%	03/31/2011
S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)	-0.54%	6.92%	03/31/2011
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice 2060 Portfolio
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	0.00%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	0.99%	0.79%	1.24%	1.99%	1.49%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$101	$316	$548	$1,213
Institutional Class	$81	$253	$439	$978
A Class	$694	$946	$1,218	$1,988
C Class	$202	$625	$1,073	$2,314
R Class	$152	$472	$814	$1,778
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from September 30, 2015 (fund inception) to July 31, 2016, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
One Choice 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	85.00%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.50%
NT Emerging Markets Fund	6.50%
NT Equity Growth Fund	10.75%
NT Global Real Estate Fund	3.00%
NT Growth Fund	11.00%
NT Heritage Fund	6.75%
NT International Growth Fund	6.00%
NT International Small-Mid Cap Fund	2.50%
NT International Value Fund	5.50%
NT Large Company Value Fund	14.25%
NT Mid Cap Value Fund	6.75%
NT Small Company Fund	4.00%

Fixed-Income Securities (Bond Funds)	15.00%
Global Bond Fund	3.00%
High-Yield Fund	1.50%
Inflation-Adjusted Bond Fund	3.00%
NT Diversified Bond Fund	7.50%

Cash Equivalents (Money Market Funds)	0.00%

The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, including yields, please visit americancentury.com.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Objectives, Strategies and Risks
What are the funds’ investment objectives?
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective.
Each of One Choice 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Portfolios seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.
One Choice 2060 Portfolio’s objective is a nonfundamental investment policy and may be changed by the Board of Directors without shareholder approval upon 60 days’ notice to the shareholders.
What are the funds’ principal investment strategies?
Each fund invests in a combination of underlying American Century Investments funds. Each fund’s target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for One Choice In Retirement Portfolio is expected to remain fixed over time. For each fund with a target date, the target asset mix will be adjusted in a step-like fashion. For example, assume the current stock weighting in One Choice 2035 Portfolio is approximately 66% and the stock weighting in One Choice 2030 Portfolio is approximately 60%. Over time, we would expect to reduce the stock weighting in One Choice 2035 Portfolio. Over a five year period the stock weighting would be reduced to approximately 60%. In effect, One Choice 2035 Portfolio is expected to have the same stock weighting in five years as One Choice 2030 Portfolio has now. By the time each fund reaches its target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds.
A fund with an earlier target date represents a more conservative choice. A fund with a later target date represents a more aggressive choice. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund as of the date of this prospectus.

Asset Class	Underlying Fund [1]	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.00%	3.00%	3.00%	3.00%	3.25%
	NT Disciplined Growth Fund	1.50%	1.73%	2.10%	2.48%	2.85%
	NT Emerging Markets Fund	0.00%	0.75%	1.75%	2.55%	3.00%
	NT Equity Growth Fund	10.00%	9.75%	9.50%	9.35%	9.25%
	NT Global Real Estate Fund	1.00%	1.15%	1.40%	1.65%	1.90%
	NT Growth Fund	4.50%	5.01%	5.65%	6.76%	8.39%
	NT Heritage Fund	2.25%	2.71%	3.65%	4.34%	4.53%
	NT International Growth Fund	4.50%	4.63%	5.00%	5.48%	6.25%
	NT International Small-Mid Cap Fund	0.00%	0.19%	0.50%	0.81%	1.13%
	NT International Value Fund	2.25%	2.63%	3.25%	3.88%	4.50%
	NT Large Company Value Fund	9.50%	9.50%	9.75%	10.10%	10.50%
	NT Mid Cap Value Fund	4.50%	5.00%	5.75%	6.00%	6.00%
	NT Small Company Fund	2.00%	1.85%	1.60%	2.20%	2.95%
	TOTAL	45.00%	47.90%	52.90%	58.60%	64.50%
Fixed-Income Securities (Bond Funds)
	Global Bond Fund	7.00%	6.63%	6.00%	5.38%	4.75%
	High-Yield Fund	3.80%	3.75%	3.55%	3.30%	3.00%
	Inflation-Adjusted Bond Fund	1.50%	2.35%	3.60%	4.60%	5.25%
	International Bond Fund	5.00%	4.75%	4.20%	2.80%	0.80%
	NT Diversified Bond Fund	21.60%	20.97%	20.20%	18.32%	16.05%
	Short Duration Inflation Protection Bond Fund	6.10%	5.15%	3.55%	2.00%	0.65%
	TOTAL	45.00%	43.60%	41.10%	36.40%	30.50%
Cash Equivalents (Money Market Funds)
	U.S. Government Money Market Fund	10.00%	8.50%	6.00%	5.00%	5.00%
	TOTAL	10.00%	8.50%	6.00%	5.00%	5.00%

[1]	Institutional Class for each underlying fund other than U.S. Government Money Market (Investor Class).

Asset Class	Underlying Fund [1]	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.25%	3.75%	4.50%	4.50%	4.50%
	NT Disciplined Growth Fund	3.08%	3.20%	3.33%	3.45%	3.50%
	NT Emerging Markets Fund	3.75%	4.75%	5.75%	6.25%	6.50%
	NT Equity Growth Fund	9.75%	10.25%	10.25%	10.50%	10.75%
	NT Global Real Estate Fund	2.15%	2.40%	2.65%	2.90%	3.00%
	NT Growth Fund	9.38%	10.20%	10.75%	10.80%	11.00%
	NT Heritage Fund	5.46%	6.40%	6.59%	6.78%	6.75%
	NT International Growth Fund	6.68%	6.80%	6.68%	6.30%	6.00%
	NT International Small-Mid Cap Fund	1.44%	1.75%	2.06%	2.38%	2.50%
	NT International Value Fund	4.86%	5.05%	5.24%	5.43%	5.50%
	NT Large Company Value Fund	11.54%	12.60%	13.41%	13.98%	14.25%
	NT Mid Cap Value Fund	6.31%	7.00%	6.94%	6.88%	6.75%
	NT Small Company Fund	3.15%	3.00%	3.25%	3.75%	4.00%
	TOTAL	70.80%	77.15%	81.40%	83.90%	85.00%
Fixed-Income Securities (Bond Funds)
	Global Bond Fund	4.28%	3.90%	3.53%	3.15%	3.00%
	High-Yield Fund	2.55%	2.15%	1.85%	1.60%	1.50%
	Inflation-Adjusted Bond Fund	5.15%	4.30%	3.70%	3.20%	3.00%
	International Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	NT Diversified Bond Fund	13.72%	11.50%	9.52%	8.15%	7.50%
	Short Duration Inflation Protection Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	TOTAL	25.70%	21.85%	18.60%	16.10%	15.00%
Cash Equivalents (Money Market Funds)
	U.S. Government Money Market Fund	3.50%	1.00%	0.00%	0.00%	0.00%
	TOTAL	3.50%	1.00%	0.00%	0.00%	0.00%

[1]	Institutional Class for each underlying fund other than U.S. Government Money Market (Investor Class).
We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the glide path adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.
The portfolio managers regularly review each fund to determine whether rebalancing is appropriate. In making this determination, the managers may consider a number of factors, including a fund’s allocations among asset classes, investment styles, market capitalizations, global diversification and real estate holdings.
A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.
What are the underlying funds’ investment techniques?
The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.
The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).
The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the underlying fund will sell the security as soon as reasonably possible.
A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses, which are available on our website at americancentury.com.
Stock Funds
NT Core Equity Plus seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies. It invests approximately 130% of its assets in long positions, while 30% of its assets are sold short.
NT Disciplined Growth seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies.
NT Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.
NT Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.
NT Global Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry located in developed countries world-wide.
NT Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.
NT Heritage seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.
NT International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.
NT International Small-Mid Cap seeks capital growth. It uses a growth investment strategy and invests primarily in securities of small- to medium-sized companies located in foreign developed countries.
NT International Value seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from securities of companies located outside the United States that are believed to be undervalued by the market.
NT Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.
NT Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.
NT Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.
Bond Funds
Global Bond seeks long-term total return by investing primarily in government and corporate bonds, which may be payable in U.S. or foreign currencies. The fund invests primarily in debt securities of issuers located in developed countries world-wide, but may also invest in emerging market debt securities.
High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
International Bond seeks total return by investing primarily in non-dollar-denominated debt securities issued by foreign governments and foreign companies.
NT Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
Short Duration Inflation Protection Bond pursues total return using a strategy that seeks to protect against U.S. inflation. The fund invests primarily in inflation-linked debt securities and the weighted average duration of its portfolio must be five years or shorter.

Money Market Funds
U.S. Government Money Market seeks current income while maintaining liquidity and preserving capital by investing at least 99.5% of its assets in cash, government securities, and/or fully collateralized repurchase agreements.
What are the principal risks of investing in the funds?
Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
Each fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.
Shareholders of the fund will also indirectly bear their pro rata share of the expenses charged by the underlying funds. Such expenses may increase or decrease due to changes in the fund’s asset mix or due to changes in the underlying fund’s expenses.
Although the fund’s advisor does not receive a management fee for managing the fund, the advisor receives fees for managing the underlying funds. In addition, the fund may hold a significant percentage of the shares of an underlying fund. As a result, the fund’s investments in an underlying American Century Investments fund may create a conflict of interest for the advisor.
Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company’s prospects for earnings or growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.
The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Funds with longer weighted maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the funds’ performance.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the inability or perceived inability of the issuers of these securities to make payments of interest and principal as they become due.
The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.
Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.
The underlying funds do not invest in certain tobacco-related securities. As a result, the underlying fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds’ asset allocation strategies.
A fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. A fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a 529 college savings plan) invests in a fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, a fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds, including losses near to, at, or after retirement. There is no guarantee that a fund will provide adequate income at or through your retirement.
What will happen when a fund reaches its target date?
When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio. Thereafter, the fund’s Board of Directors, without a vote of shareholders, may approve combining such fund with One Choice In Retirement Portfolio. Although such combination of assets is intended to qualify as a tax-free reorganization, the fund may realize capital gains or losses prior to the combination and fund shareholders may receive a taxable distribution. Once the combination occurs, shareholders of the fund will become shareholders of One Choice In Retirement Portfolio.

Management
Who manages the funds?
The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940. The directors also serve in that capacity for many of the underlying funds.
The Investment Advisor
The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments.
The advisor does not receive a management fee for managing the funds. However, the advisor receives a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.
For the shareholder services it provides to the Investor, A, C and R Classes, the advisor receives an administrative fee of 0.20% of the average net assets of each class of shares. The amount of the administrative fee for a fund is calculated daily and paid monthly in arrears. The administrative fee is payable for certain shareholder services not covered by the lower unified management fees of the Institutional Class of the underlying funds in which the One Choice Target Date Portfolios invest.
A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ annual report to shareholders dated July 31, 2016.
The Fund Management Team
The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers are jointly and primarily responsible for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.
Scott Wittman
Mr. Wittman, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.
Richard Weiss
Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor’s degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.
Radu Gabudean, Ph.D.
Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson
Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.
The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.
G. David MacEwen
Mr. MacEwen, Co-Chief Investment Officer, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objectives of all the funds, except One Choice 2060 Portfolio. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the funds at any time, including One Choice 2060 Portfolio’s investment objective, subject to applicable notice provisions.

Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line.  The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary
Each fund may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Although each class of a fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
Institutional Class
Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.
A Class
A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.
C Class
C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.
R Class
R Class shares do not carry a sales charge or commission, but they have an ongoing distribution and service (12b-1) fee.  R Class shares are available for purchase through certain employer-sponsored retirement plans. R Class shares also may be available for certain other accounts through financial intermediaries who have an agreement with us to offer R Class in certain products.  Additionally, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases, and certain intermediaries may have agreements with us to offer R Class shares in such plans as described above.
Calculation of Sales Charges
The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%
There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Reductions and Waivers of Sales Charges for A Class
You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.
You and your immediate family (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:
Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts

•	Solely controlled business accounts

•	Single-participant retirement plans

•	Endowments or foundations established and controlled by you or an immediate family member
For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.
Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.
Letter of Intent. A Letter of Intent allows you to combine all purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge, except for purchases in the A or C Class of money market funds. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•
Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members, which includes their spouse or domestic partner and children or step-children, parents or step-parents of them, their spouse or domestic partner) having selling agreements with the advisor or distributor

•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Current officers, directors or employees of American Century Investments

•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.
C Class
C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (which includes your spouse or domestic partner and children, step-children, parents or step-parents of you, your spouse or domestic partner). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.
Calculation of Contingent Deferred Sales Charge (CDSC)
To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers
Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares

•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares

•	required minimum distributions from retirement accounts upon reaching age 70½

•	tax-free returns of excess contributions to IRAs

•	redemptions due to death or post-purchase disability

•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason
Reinstatement Privilege
Within 90 days of a redemption, dividend payment or capital gains distribution of any A Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A, C and R Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Exchanging Shares
You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100

•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange
For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the funds. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts (other than Institutional Class)
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.
Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account	$2,000[1,2]
Employer-sponsored retirement plans[3]	No minimum

[1]	American Century Investments will waive the minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the minimum.

[2]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[3]	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Eligibility for Institutional Class Shares
The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds’ minimum investment requirements.
Minimum Initial Investment Amounts (Institutional Class)
The minimum initial investment amount for Institutional Class shares is generally $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information. In addition, there is no minimum initial investment amount for employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and where plan level or omnibus accounts are held on the books of the fund. Financial intermediaries or plan recordkeepers may require plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.
Redemptions
If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the statement of additional information.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that A and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The total annual operating expenses of Investor Class shares are 0.20 percentage points higher than Institutional Class shares.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;

•	You are transferring ownership of an account over $100,000;

•	You change your address and request a redemption over $100,000 within seven days;

•	You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or

•	You make a redemption or other transaction request via telephone, and we are unable to verify your identity.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, frequent trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of frequent trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans; and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of a fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.
Trading in foreign markets of securities that are held by the underlying funds may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the underlying funds’ NAVs are not calculated. So, the value of the underlying funds’ portfolios and consequently the funds’ portfolios may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
Distributions of substantially all of its income is paid quarterly for One Choice In Retirement Portfolio and annually for One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio. Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes
Some of the tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the funds of dividend and interest income, capital gains and other income they have generated through their investment activities, will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If the fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

Multiple Class Information
The funds offer multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds’ assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor does not charge this class an administrative fee. Different fees and expenses will affect performance.
Except as described below, all classes of shares of each fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for C Class and 0.50% for R Class to the distributor, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Financial Highlights
Understanding the Financial Highlights
The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).
On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	1.59%	17%	$822,618
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	2.09%	16%	$255,133
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	1.83%	11%	$205,529
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
Institutional Class
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(4)	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(4)	1.79%	17%	$485,416
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(4)	2.29%	16%	$130,406
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(4)	2.03%	11%	$104,270
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
A Class
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	1.34%	17%	$428,050
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	1.84%	16%	$139,911
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	1.58%	11%	$119,504
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
C Class
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	0.59%	17%	$7,721
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.09%	16%	$2,574
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	0.83%	11%	$1,369
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
R Class
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	1.09%	17%	$244,718
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	1.59%	16%	$100,946
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	1.33%	11%	$60,104
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	2.08%	19%	$611,536
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	2.16%	10%	$549,087
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	1.79%	6%	$384,010
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
Institutional Class
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(4)	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(4)	2.28%	19%	$579,653
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(4)	2.36%	10%	$310,325
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(4)	1.99%	6%	$211,576
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
A Class
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	1.83%	19%	$357,730
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	1.91%	10%	$334,141
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	1.54%	6%	$270,040
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
C Class
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.08%	19%	$11,578
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.16%	10%	$10,743
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	0.79%	6%	$6,117
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
R Class
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	1.58%	19%	$167,576
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	1.66%	10%	$140,753
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	1.29%	6%	$102,250
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	2.10%	20%	$1,075,028
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	2.23%	7%	$992,507
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	1.79%	3%	$807,998
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
Institutional Class
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(4)	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(4)	2.30%	20%	$729,071
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(4)	2.43%	7%	$424,420
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(4)	1.99%	3%	$298,052
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
A Class
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	1.85%	20%	$568,434
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	1.98%	7%	$528,142
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	1.54%	3%	$460,301
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
C Class
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.10%	20%	$7,658
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.23%	7%	$7,147
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	0.79%	3%	$6,179
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
R Class
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	1.60%	20%	$239,213
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	1.73%	7%	$210,067
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	1.29%	3%	$172,227
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	2.04%	20%	$590,896
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	2.27%	6%	$512,356
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	1.66%	5%	$333,309
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
Institutional Class
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(4)	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(4)	2.24%	20%	$574,390
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(4)	2.47%	6%	$320,834
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.01%	1.86%	5%	$202,598
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
A Class
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	1.79%	20%	$385,874
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	2.02%	6%	$355,604
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	1.41%	5%	$264,393
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
C Class
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.04%	20%	$5,628
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.27%	6%	$4,449
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	0.66%	5%	$3,417
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
R Class
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	1.54%	20%	$173,221
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	1.77%	6%	$134,751
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	1.16%	5%	$103,886
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2016	$15.83	0.27	(0.07)(5)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	2.03%	23%	$839,655
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	2.32%	5%	$755,938
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	1.62%	3%	$573,216
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
Institutional Class
2016	$15.86	0.29	(0.06)(5)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(4)	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(4)	2.23%	23%	$556,384
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(4)	2.52%	5%	$323,043
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(4)	1.82%	3%	$235,505
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
A Class
2016	$15.81	0.24	(0.08)(5)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	1.78%	23%	$460,605
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	2.07%	5%	$425,198
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	1.37%	3%	$356,751
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
C Class
2016	$15.77	0.13	(0.08)(5)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.03%	23%	$6,587
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.32%	5%	$4,586
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	0.62%	3%	$3,572
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
R Class
2016	$15.79	0.20	(0.07)(5)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	1.53%	23%	$206,773
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	1.82%	5%	$182,137
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	1.12%	3%	$141,978
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2016	$13.14	0.23	(0.09)(5)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	2.06%	20%	$472,335
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	2.38%	4%	$392,199
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	1.58%	5%	$234,285
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
Institutional Class
2016	$13.15	0.24	(0.07)(5)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(4)	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(4)	2.26%	20%	$437,728
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(4)	2.58%	4%	$243,924
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(4)	1.78%	5%	$156,913
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
A Class
2016	$13.12	0.20	(0.09)(5)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	1.81%	20%	$267,038
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	2.13%	4%	$230,764
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	1.33%	5%	$176,014
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
C Class
2016	$13.08	0.10	(0.09)(5)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.06%	20%	$3,158
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.38%	4%	$2,939
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	0.58%	5%	$2,049
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
R Class
2016	$13.10	0.17	(0.09)(5)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	1.56%	20%	$122,661
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	1.88%	4%	$94,677
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	1.08%	5%	$64,687
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2016	$16.57	0.29	(0.15)(5)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	2.10%	23%	$608,154
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	2.38%	4%	$523,828
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	1.58%	3%	$355,470
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
Institutional Class
2016	$16.60	0.31	(0.14)(5)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(4)	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(4)	2.30%	23%	$437,726
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(4)	2.58%	4%	$281,772
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(4)	1.78%	3%	$196,557
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
A Class
2016	$16.54	0.25	(0.14)(5)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	1.85%	23%	$306,435
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	2.13%	4%	$283,598
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	1.33%	3%	$231,054
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
C Class
2016	$16.51	0.14	(0.15)(5)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.10%	23%	$2,459
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.38%	4%	$1,993
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	0.58%	3%	$1,220
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
R Class
2016	$16.53	0.21	(0.15)(5)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	1.60%	23%	$130,537
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	1.88%	4%	$117,392
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	1.08%	3%	$91,776
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2016	$13.20	0.22	(0.12)(5)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	2.06%	21%	$268,548
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	2.35%	4%	$214,823
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	1.51%	4%	$115,834
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
Institutional Class
2016	$13.22	0.24	(0.12)(5)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(4)	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(4)	2.26%	21%	$257,921
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(4)	2.55%	4%	$135,635
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(4)	1.71%	4%	$95,469
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
A Class
2016	$13.18	0.20	(0.13)(5)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	1.81%	21%	$162,011
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	2.10%	4%	$131,709
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	1.26%	4%	$91,012
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
C Class
2016	$13.15	0.11	(0.13)(5)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.06%	21%	$2,197
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.35%	4%	$1,983
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	0.51%	4%	$1,748
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
R Class
2016	$13.16	0.17	(0.13)(5)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	1.56%	21%	$62,763
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	1.85%	4%	$47,771
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	1.01%	4%	$32,896
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2016	$13.72	0.22	(0.11)(5)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	1.94%	24%	$66,163
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	2.22%	8%	$33,357
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	1.36%	13%	$14,959
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
Institutional Class
2016	$13.73	0.25	(0.12)(5)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(4)	1.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(4)	2.14%	24%	$92,653
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(4)	2.42%	8%	$43,147
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(4)	1.56%	13%	$10,951
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(4)	1.45%	44%	$3,939
A Class
2016	$13.69	0.20	(0.13)(5)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	1.69%	24%	$51,889
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	1.97%	8%	$31,787
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	1.11%	13%	$14,138
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
C Class
2016	$13.64	0.11	(0.13)(5)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	0.94%	24%	$557
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.22%	8%	$428
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	0.36%	13%	$215
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
R Class
2016	$13.69	0.17	(0.13)(5)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	1.44%	24%	$24,867
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	1.72%	8%	$13,999
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.86%	13%	$6,983
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2016(4)	$10.00	0.10	0.91	1.01	(0.12)	$10.89	10.12%	0.20%(5)	0.88%(5)	13%	$1,305
Institutional Class
2016(4)	$10.00	0.08	0.94	1.02	(0.12)	$10.90	10.27%	0.00%(5)(6)	1.08%(5)	13%	$2,443
A Class
2016(4)	$10.00	0.02	0.96	0.98	(0.11)	$10.87	9.84%	0.45%(5)	0.63%(5)	13%	$2,143
C Class
2016(4)	$10.00	0.09	0.83	0.92	(0.09)	$10.83	9.23%	1.20%(5)	(0.12)%(5)	13%	$28
R Class
2016(4)	$10.00	0.04	0.92	0.96	(0.10)	$10.86	9.67%	0.70%(5)	0.38%(5)	13%	$605

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	September 30, 2015 (fund inception) through July 31, 2016.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

Where to Find More Information
Annual and Semiannual Reports
Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2016.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-21591
CL-PRS-90381   1612

December 1, 2016

American Century Investments
Prospectus

One Choice® In Retirement Portfolio R6	One Choice® 2040 Portfolio R6
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio R6	One Choice® 2045 Portfolio R6
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio R6	One Choice® 2050 Portfolio R6
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio R6	One Choice® 2055 Portfolio R6
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio R6	One Choice® 2060 Portfolio R6
R6 Class (ARLDX)	R6 Class (ARGDX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary – One Choice In Retirement Portfolio R6	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Fund Summary – One Choice 2020 Portfolio R6	5
Investment Objective	5
Fees and Expenses	5
Principal Investment Strategies	5
Principal Risks	7
Fund Performance	7
Portfolio Management	8
Purchase and Sale of Fund Shares	8
Tax Information	8
Fund Summary – One Choice 2025 Portfolio R6	9
Investment Objective	9
Fees and Expenses	9
Principal Investment Strategies	9
Principal Risks	11
Fund Performance	11
Portfolio Management	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Fund Summary – One Choice 2030 Portfolio R6	13
Investment Objective	13
Fees and Expenses	13
Principal Investment Strategies	13
Principal Risks	15
Fund Performance	15
Portfolio Management	16
Purchase and Sale of Fund Shares	16
Tax Information	16
Fund Summary – One Choice 2035 Portfolio R6	17
Investment Objective	17
Fees and Expenses	17
Principal Investment Strategies	17
Principal Risks	19
Fund Performance	19
Portfolio Management	20
Purchase and Sale of Fund Shares	20
Tax Information	20
Fund Summary – One Choice 2040 Portfolio R6	21
Investment Objective	21
Fees and Expenses	21
Principal Investment Strategies	21
Principal Risks	23

Fund Performance	23
Portfolio Management	24
Purchase and Sale of Fund Shares	24
Tax Information	24
Fund Summary – One Choice 2045 Portfolio R6	25
Investment Objective	25
Fees and Expenses	25
Principal Investment Strategies	25
Principal Risks	27
Fund Performance	27
Portfolio Management	28
Purchase and Sale of Fund Shares	28
Tax Information	28
Fund Summary – One Choice 2050 Portfolio R6	29
Investment Objective	29
Fees and Expenses	29
Principal Investment Strategies	29
Principal Risks	31
Fund Performance	31
Portfolio Management	32
Purchase and Sale of Fund Shares	32
Tax Information	32
Fund Summary – One Choice 2055 Portfolio R6	33
Investment Objective	33
Fees and Expenses	33
Principal Investment Strategies	33
Principal Risks	35
Fund Performance	35
Portfolio Management	36
Purchase and Sale of Fund Shares	36
Tax Information	36
Fund Summary – One Choice 2060 Portfolio R6	37
Investment Objective	37
Fees and Expenses	37
Principal Investment Strategies	37
Principal Risks	39
Fund Performance	39
Portfolio Management	40
Purchase and Sale of Fund Shares	40
Tax Information	40
Objectives, Strategies and Risks	41
Management	47
Investing Through a Financial Intermediary	49
Additional Policies Affecting Your Investment	50
Share Price and Distributions	52
Taxes	52
Financial Highlights	53

©2016 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – One Choice In Retirement Portfolio R6
Investment Objective
The fund seeks current income. Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	0.53%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$54	$170	$297	$665
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
One Choice In Retirement Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.50%
NT Equity Growth Fund	10.00%
NT Global Real Estate Fund	1.00%
NT Growth Fund	4.50%
NT Heritage Fund	2.25%
NT International Growth Fund	4.50%
NT International Value Fund	2.25%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	4.50%
NT Small Company Fund	2.00%

Fixed-Income Securities (Bond Funds)	45.00%
Global Bond Fund	7.00%
High-Yield Fund	3.80%
Inflation-Adjusted Bond Fund	1.50%
International Bond Fund	5.00%
NT Diversified Bond Fund	21.60%
Short Duration Inflation Protection Bond Fund	6.10%

Cash Equivalents (Money Market Funds)	10.00%
U.S. Government Money Market Fund	10.00%

2

 The target asset mix of One Choice In Retirement Portfolio R6 is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.
Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

3

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 3.03% Lowest Performance Quarter (3Q 2015 ): -3.63%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.29% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.32%	4.00%	07/31/2013
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)	-0.18%	3.16%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

4

Fund Summary – One Choice 2020 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	0.55%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$56	$177	$308	$690
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2020 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

5

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	47.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.73%
NT Emerging Markets Fund	0.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	1.15%
NT Growth Fund	5.01%
NT Heritage Fund	2.71%
NT International Growth Fund	4.63%
NT International Small-Mid Cap Fund	0.19%
NT International Value Fund	2.63%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	5.00%
NT Small Company Fund	1.85%

Fixed-Income Securities (Bond Funds)	43.60%
Global Bond Fund	6.63%
High-Yield Fund	3.75%
Inflation-Adjusted Bond Fund	2.35%
International Bond Fund	4.75%
NT Diversified Bond Fund	20.97%
Short Duration Inflation Protection Bond Fund	5.15%

Cash Equivalents (Money Market Funds)	8.50%
U.S. Government Money Market Fund	8.50%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

6

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

7

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 3.22% Lowest Performance Quarter (3Q 2015 ): -4.06%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.41% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.30%	4.40%	07/31/2013
S&P Target Date To 2020 Index (reflects no deduction for fees, expenses or taxes)	-0.15%	4.00%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

8

Fund Summary – One Choice 2025 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.58%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$59	$186	$324	$726
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2025 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

9

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	52.90%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.10%
NT Emerging Markets Fund	1.75%
NT Equity Growth Fund	9.50%
NT Global Real Estate Fund	1.40%
NT Growth Fund	5.65%
NT Heritage Fund	3.65%
NT International Growth Fund	5.00%
NT International Small-Mid Cap Fund	0.50%
NT International Value Fund	3.25%
NT Large Company Value Fund	9.75%
NT Mid Cap Value Fund	5.75%
NT Small Company Fund	1.60%

Fixed-Income Securities (Bond Funds)	41.10%
Global Bond Fund	6.00%
High-Yield Fund	3.55%
Inflation-Adjusted Bond Fund	3.60%
International Bond Fund	4.20%
NT Diversified Bond Fund	20.20%
Short Duration Inflation Protection Bond Fund	3.55%

Cash Equivalents (Money Market Funds)	6.00%
U.S. Government Money Market Fund	6.00%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

10

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

11

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 3.48% Lowest Performance Quarter (3Q 2015 ): -4.54%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.62% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.18%	4.83%	07/31/2013
S&P Target Date To 2025 Index (reflects no deduction for fees, expenses or taxes)	-0.21%	4.30%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

12

Fund Summary – One Choice 2030 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses	0.60%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$61	$193	$335	$751
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2030 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

13

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	58.60%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	2.48%
NT Emerging Markets Fund	2.55%
NT Equity Growth Fund	9.35%
NT Global Real Estate Fund	1.65%
NT Growth Fund	6.76%
NT Heritage Fund	4.34%
NT International Growth Fund	5.48%
NT International Small-Mid Cap Fund	0.81%
NT International Value Fund	3.88%
NT Large Company Value Fund	10.10%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.20%

Fixed-Income Securities (Bond Funds)	36.40%
Global Bond Fund	5.38%
High-Yield Fund	3.30%
Inflation-Adjusted Bond Fund	4.60%
International Bond Fund	2.80%
NT Diversified Bond Fund	18.32%
Short Duration Inflation Protection Bond Fund	2.00%

Cash Equivalents (Money Market Funds)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

14

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

15

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 3.56% Lowest Performance Quarter (3Q 2015 ): -5.04%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.77% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.18%	5.17%	07/31/2013
S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)	-0.26%	4.57%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

16

Fund Summary – One Choice 2035 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	0.63%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$65	$202	$352	$787
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2035 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

17

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	64.50%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	2.85%
NT Emerging Markets Fund	3.00%
NT Equity Growth Fund	9.25%
NT Global Real Estate Fund	1.90%
NT Growth Fund	8.39%
NT Heritage Fund	4.53%
NT International Growth Fund	6.25%
NT International Small-Mid Cap Fund	1.13%
NT International Value Fund	4.50%
NT Large Company Value Fund	10.50%
NT Mid Cap Value Fund	6.00%
NT Small Company Fund	2.95%

Fixed-Income Securities (Bond Funds)	30.50%
Global Bond Fund	4.75%
High-Yield Fund	3.00%
Inflation-Adjusted Bond Fund	5.25%
International Bond Fund	0.80%
NT Diversified Bond Fund	16.05%
Short Duration Inflation Protection Bond Fund	0.65%

Cash Equivalents (Money Market Funds)	5.00%
U.S. Government Money Market Fund	5.00%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

18

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

19

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 3.74% Lowest Performance Quarter (3Q 2015 ): -5.68%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.54% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-0.91%	5.67%	07/31/2013
S&P Target Date To 2035 Index (reflects no deduction for fees, expenses or taxes)	-0.46%	4.79%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

20

Fund Summary – One Choice 2040 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	0.65%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$67	$208	$363	$811

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2040 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

21

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	70.80%
NT Core Equity Plus Fund	3.25%
NT Disciplined Growth Fund	3.08%
NT Emerging Markets Fund	3.75%
NT Equity Growth Fund	9.75%
NT Global Real Estate Fund	2.15%
NT Growth Fund	9.38%
NT Heritage Fund	5.46%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	1.44%
NT International Value Fund	4.86%
NT Large Company Value Fund	11.54%
NT Mid Cap Value Fund	6.31%
NT Small Company Fund	3.15%

Fixed-Income Securities (Bond Funds)	25.70%
Global Bond Fund	4.28%
High-Yield Fund	2.55%
Inflation-Adjusted Bond Fund	5.15%
NT Diversified Bond Fund	13.72%

Cash Equivalents (Money Market Funds)	3.50%
U.S. Government Money Market Fund	3.50%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

22

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

23

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 4.00% Lowest Performance Quarter (3Q 2015 ): -6.25%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.70% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.06%	6.08%	07/31/2013
S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)	-0.52%	4.99%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

24

Fund Summary – One Choice 2045 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.68%
Total Annual Fund Operating Expenses	0.68%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$70	$218	$379	$847
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2045 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

25

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	77.15%
NT Core Equity Plus Fund	3.75%
NT Disciplined Growth Fund	3.20%
NT Emerging Markets Fund	4.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.40%
NT Growth Fund	10.20%
NT Heritage Fund	6.40%
NT International Growth Fund	6.80%
NT International Small-Mid Cap Fund	1.75%
NT International Value Fund	5.05%
NT Large Company Value Fund	12.60%
NT Mid Cap Value Fund	7.00%
NT Small Company Fund	3.00%

Fixed-Income Securities (Bond Funds)	21.85%
Global Bond Fund	3.90%
High-Yield Fund	2.15%
Inflation-Adjusted Bond Fund	4.30%
NT Diversified Bond Fund	11.50%

Cash Equivalents (Money Market Funds)	1.00%
U.S. Government Money Market Fund	1.00%

 The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

26

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

27

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 4.16% Lowest Performance Quarter (3Q 2015 ): -6.80%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 6.97% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.14%	6.37%	07/31/2013
S&P Target Date To 2045 Index (reflects no deduction for fees, expenses or taxes)	-0.55%	5.17%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

28

Fund Summary – One Choice 2050 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	0.70%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$72	$224	$390	$871

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2050 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

29

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	81.40%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.33%
NT Emerging Markets Fund	5.75%
NT Equity Growth Fund	10.25%
NT Global Real Estate Fund	2.65%
NT Growth Fund	10.75%
NT Heritage Fund	6.59%
NT International Growth Fund	6.68%
NT International Small-Mid Cap Fund	2.06%
NT International Value Fund	5.24%
NT Large Company Value Fund	13.41%
NT Mid Cap Value Fund	6.94%
NT Small Company Fund	3.25%

Fixed-Income Securities (Bond Funds)	18.60%
Global Bond Fund	3.53%
High-Yield Fund	1.85%
Inflation-Adjusted Bond Fund	3.70%
NT Diversified Bond Fund	9.52%

Cash Equivalents (Money Market Funds)	0.00%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

30

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit ipro.americancentury.com.

31

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 4.26% Lowest Performance Quarter (3Q 2015 ): -7.06%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 7.08% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.28%	6.42%	07/31/2013
S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)	-0.58%	5.33%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

32

Fund Summary – One Choice 2055 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.71%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$73	$227	$396	$883
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2055 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

33

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	83.90%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.45%
NT Emerging Markets Fund	6.25%
NT Equity Growth Fund	10.50%
NT Global Real Estate Fund	2.90%
NT Growth Fund	10.80%
NT Heritage Fund	6.78%
NT International Growth Fund	6.30%
NT International Small-Mid Cap Fund	2.38%
NT International Value Fund	5.43%
NT Large Company Value Fund	13.98%
NT Mid Cap Value Fund	6.88%
NT Small Company Fund	3.75%

Fixed-Income Securities (Bond Funds)	16.10%
Global Bond Fund	3.15%
High-Yield Fund	1.60%
Inflation-Adjusted Bond Fund	3.20%
NT Diversified Bond Fund	8.15%

Cash Equivalents (Money Market Funds)	0.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

34

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for R6 Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

35

Calendar Year Total Returns
Highest Performance Quarter (2Q 2014 ): 4.32% Lowest Performance Quarter (3Q 2015 ): -7.37%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s R6 Class year-to-date return was 7.15% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	Since Inception	Inception Date
R6 Class Return Before Taxes	-1.28%	6.60%	07/31/2013
S&P Target Date To 2055+ Index (reflects no deduction for fees, expenses or taxes)	-0.54%	5.52%	07/31/2013
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

36

Fund Summary – One Choice 2060 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	0.70%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
R6 Class	$72	$224	$390	$871
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from September 30, 2015 (fund inception) to July 31, 2016, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2060 Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).

37

The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of this prospectus.

Equity Securities (Stock Funds)	85.00%
NT Core Equity Plus Fund	4.50%
NT Disciplined Growth Fund	3.50%
NT Emerging Markets Fund	6.50%
NT Equity Growth Fund	10.75%
NT Global Real Estate Fund	3.00%
NT Growth Fund	11.00%
NT Heritage Fund	6.75%
NT International Growth Fund	6.00%
NT International Small-Mid Cap Fund	2.50%
NT International Value Fund	5.50%
NT Large Company Value Fund	14.25%
NT Mid Cap Value Fund	6.75%
NT Small Company Fund	4.00%

Fixed-Income Securities (Bond Funds)	15.00%
Global Bond Fund	3.00%
High-Yield Fund	1.50%
Inflation-Adjusted Bond Fund	3.00%
NT Diversified Bond Fund	7.50%

Cash Equivalents (Money Market Funds)	0.00%

The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

38

Principal Risks

•
Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.
For current performance information, including yields, please visit ipro.americancentury.com.

39

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2013.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
The fund’s R6 Class shares may be purchased or redeemed only through certain employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, the fund’s shares must be held through plan level or omnibus accounts held on the books of the fund. The fund is not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial or subsequent investment amounts for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Tax Information
By investing in the fund through a tax-deferred account such as an employer-sponsored retirement plan, you will not be subject to tax on dividend or capital gains distributions from the fund. Withdrawals from such tax-deferred accounts may be subject to tax at a later date.

40

Objectives, Strategies and Risks
What are the funds’ investment objectives?
One Choice In Retirement Portfolio R6 seeks current income. Capital appreciation is a secondary objective.
Each of One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6 seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.
One Choice 2060 Portfolio R6’s objective is a nonfundamental investment policy and may be changed by the Board of Directors without shareholder approval upon 60 days’ notice to the shareholders.
What are the funds’ principal investment strategies?
Each fund invests in a combination of underlying American Century Investments funds. Each fund’s target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for One Choice In Retirement Portfolio R6 is expected to remain fixed over time. For each fund with a target date, the target asset mix will be adjusted in a step-like fashion. For example, assume the current stock weighting in One Choice 2035 Portfolio R6 is approximately 66% and the stock weighting in One Choice 2030 Portfolio R6 is approximately 60%. Over time, we would expect to reduce the stock weighting in One Choice 2035 Portfolio R6. Over a five year period the stock weighting would be reduced to approximately 60%. In effect, One Choice 2035 Portfolio R6 is expected to have the same stock weighting in five years as One Choice 2030 Portfolio R6 has now. By the time each fund reaches its target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds.
A fund with an earlier target date represents a more conservative choice. A fund with a later target date represents a more aggressive choice. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65.
The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund. These allocations are current as of the date of this prospectus.

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Asset Class	Underlying Fund [1]	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.00%	3.00%	3.00%	3.00%	3.25%
	NT Disciplined Growth Fund	1.50%	1.73%	2.10%	2.48%	2.85%
	NT Emerging Markets Fund	0.00%	0.75%	1.75%	2.55%	3.00%
	NT Equity Growth Fund	10.00%	9.75%	9.50%	9.35%	9.25%
	NT Global Real Estate Fund	1.00%	1.15%	1.40%	1.65%	1.90%
	NT Growth Fund	4.50%	5.01%	5.65%	6.76%	8.39%
	NT Heritage Fund	2.25%	2.71%	3.65%	4.34%	4.53%
	NT International Growth Fund	4.50%	4.63%	5.00%	5.48%	6.25%
	NT International Small-Mid Cap Fund	0.00%	0.19%	0.50%	0.81%	1.13%
	NT International Value Fund	2.25%	2.63%	3.25%	3.88%	4.50%
	NT Large Company Value Fund	9.50%	9.50%	9.75%	10.10%	10.50%
	NT Mid Cap Value Fund	4.50%	5.00%	5.75%	6.00%	6.00%
	NT Small Company Fund	2.00%	1.85%	1.60%	2.20%	2.95%
	TOTAL	45.00%	47.90%	52.90%	58.60%	64.50%
Fixed-Income Securities (Bond Funds)
	Global Bond Fund	7.00%	6.63%	6.00%	5.38%	4.75%
	High-Yield Fund	3.80%	3.75%	3.55%	3.30%	3.00%
	Inflation-Adjusted Bond Fund	1.50%	2.35%	3.60%	4.60%	5.25%
	International Bond Fund	5.00%	4.75%	4.20%	2.80%	0.80%
	NT Diversified Bond Fund	21.60%	20.97%	20.20%	18.32%	16.05%
	Short Duration Inflation Protection Bond Fund	6.10%	5.15%	3.55%	2.00%	0.65%
	TOTAL	45.00%	43.60%	41.10%	36.40%	30.50%
Cash Equivalents (Money Market Funds)
	U.S. Government Money Market Fund	10.00%	8.50%	6.00%	5.00%	5.00%
	TOTAL	10.00%	8.50%	6.00%	5.00%	5.00%

[1]
The funds invest in the least expensive class of each underlying fund: R6 Class for all underlying funds, except Institutional Class for NT Core Equity Plus, NT Disciplined Growth, NT Equity Growth, NT Small Company and Inflation-Adjusted Bond and Investor Class for U.S. Government Money Market.

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Asset Class	Underlying Fund [1]	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Equity Securities (Stock Funds)
	NT Core Equity Plus Fund	3.25%	3.75%	4.50%	4.50%	4.50%
	NT Disciplined Growth Fund	3.08%	3.20%	3.33%	3.45%	3.50%
	NT Emerging Markets Fund	3.75%	4.75%	5.75%	6.25%	6.50%
	NT Equity Growth Fund	9.75%	10.25%	10.25%	10.50%	10.75%
	NT Global Real Estate Fund	2.15%	2.40%	2.65%	2.90%	3.00%
	NT Growth Fund	9.38%	10.20%	10.75%	10.80%	11.00%
	NT Heritage Fund	5.46%	6.40%	6.59%	6.78%	6.75%
	NT International Growth Fund	6.68%	6.80%	6.68%	6.30%	6.00%
	NT International Small-Mid Cap Fund	1.44%	1.75%	2.06%	2.38%	2.50%
	NT International Value Fund	4.86%	5.05%	5.24%	5.43%	5.50%
	NT Large Company Value Fund	11.54%	12.60%	13.41%	13.98%	14.25%
	NT Mid Cap Value Fund	6.31%	7.00%	6.94%	6.88%	6.75%
	NT Small Company Fund	3.15%	3.00%	3.25%	3.75%	4.00%
	TOTAL	70.80%	77.15%	81.40%	83.90%	85.00%
Fixed-Income Securities (Bond Funds)
	Global Bond Fund	4.28%	3.90%	3.53%	3.15%	3.00%
	High-Yield Fund	2.55%	2.15%	1.85%	1.60%	1.50%
	Inflation-Adjusted Bond Fund	5.15%	4.30%	3.70%	3.20%	3.00%
	International Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	NT Diversified Bond Fund	13.72%	11.50%	9.52%	8.15%	7.50%
	Short Duration Inflation Protection Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%
	TOTAL	25.70%	21.85%	18.60%	16.10%	15.00%
Cash Equivalents (Money Market Funds)
	U.S. Government Money Market Fund	3.50%	1.00%	0.00%	0.00%	0.00%
	TOTAL	3.50%	1.00%	0.00%	0.00%	0.00%

[1]
The funds invest in the least expensive class of each underlying fund: R6 Class for all underlying funds, except Institutional Class for NT Core Equity Plus, NT Disciplined Growth, NT Equity Growth, NT Small Company and Inflation-Adjusted Bond and Investor Class for U.S. Government Money Market.

We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the glide path adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.
The portfolio managers regularly review each fund to determine whether rebalancing is appropriate. In making this determination, the managers may consider a number of factors, including a fund’s allocations among asset classes, investment styles, market capitalizations, global diversification and real estate holdings.
A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.
What are the underlying funds’ investment techniques?
The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.
The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively

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managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.
The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international).
The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the underlying fund will sell the security as soon as reasonably possible.
A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses, which are available on our website at ipro.americancentury.com.
Stock Funds
NT Core Equity Plus seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies. It invests approximately 130% of its assets in long positions, while 30% of its assets are sold short.
NT Disciplined Growth seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies.
NT Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.
NT Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.
NT Global Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry located in developed countries world-wide.
NT Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.
NT Heritage seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.
NT International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.
NT International Small-Mid Cap seeks capital growth. It uses a growth investment strategy and invests primarily in securities of small- to medium-sized companies located in foreign developed countries.
NT International Value seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from securities of companies located outside the United States that are believed to be undervalued by the market.
NT Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.
NT Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.
NT Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.
Bond Funds
Global Bond seeks long-term total return by investing primarily in government and corporate bonds, which may be payable in U.S. or foreign currencies. The fund invests primarily in debt securities of issuers located in developed countries world-wide, but may also invest in emerging market debt securities.
High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
International Bond seeks total return by investing primarily in non-dollar-denominated debt securities issued by foreign governments and foreign companies.
NT Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
Short Duration Inflation Protection Bond pursues total return using a strategy that seeks to protect against U.S. inflation. The fund invests primarily in inflation-linked debt securities and the weighted average duration of its portfolio must be five years or shorter.

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Money Market Funds
U.S. Government Money Market seeks current income while maintaining liquidity and preserving capital by investing at least 99.5% of its assets in cash, government securities, and/or fully collateralized repurchase agreements.
What are the principal risks of investing in the funds?
Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
Each fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.
Shareholders of the fund will also indirectly bear their pro rata share of the expenses charged by the underlying funds. Such expenses may increase or decrease due to changes in the fund’s asset mix or due to changes in the underlying fund’s expenses.
Although the fund’s advisor does not receive a management fee for managing the fund, the advisor receives fees for managing the underlying funds. In addition, the fund may hold a significant percentage of the shares of an underlying fund. As a result, the fund’s investments in an underlying American Century Investments fund may create a conflict of interest for the advisor.
Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company’s prospects for earnings or growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.
The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Funds with longer weighted maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the funds’ performance.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the inability or perceived inability of the issuers of these securities to make payments of interest and principal as they become due.
The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.
Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.
The underlying funds do not invest in certain tobacco-related securities. As a result, the underlying fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

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The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds’ asset allocation strategies.
A fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. A fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a 529 college savings plan) invests in a fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, a fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds, including losses near to, at, or after retirement. There is no guarantee that a fund will provide adequate income at or through your retirement.
What will happen when a fund reaches its target date?
When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio R6. Thereafter, the fund’s Board of Directors, without a vote of shareholders, may approve combining such fund with One Choice In Retirement Portfolio R6. Once the combination occurs, shareholders of the fund will become shareholders of One Choice In Retirement Portfolio R6.

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Management
Who manages the funds?
The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940. The directors also serve in that capacity for many of the underlying funds.
The Investment Advisor
The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments.
The advisor does not receive a management fee for managing the funds. However, the advisor receives a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.
A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ annual report to shareholders dated July 31, 2016.
The Fund Management Team
The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers are jointly and primarily responsible for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.
Scott Wittman
Mr. Wittman, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2009. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.
Richard Weiss
Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2010. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor’s degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.
Radu Gabudean, Ph.D.
Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.
Scott Wilson
Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

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The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.
G. David MacEwen
Mr. MacEwen, Co-Chief Investment Officer, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objectives of all the funds, except One Choice 2060 Portfolio R6. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the funds at any time, including One Choice 2060 Portfolio R6’s investment objective, subject to applicable notice provisions.

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Investing Through a Financial Intermediary
The funds’ R6 Class shares are available for purchase without sales charges or commissions by participants in certain employer-sponsored retirement plans. R6 Class shares may be purchased or redeemed only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary or employer-sponsored retirement plan through which you invest. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. However, American Century Investments does not pay any service, distribution or administrative fees to financial intermediaries for R6 Class shares.
In some circumstances, the advisor may pay financial intermediaries a fee for promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about American Century Investments’ funds and may cover the expenses associated with attendance at such meetings, including travel costs. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.
There may be additional expenses charged by your employer-sponsored retirement plan. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility and Minimum Investment Amounts for R6 Class Shares
The funds’ R6 Class shares are available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. To be eligible, plan level or omnibus accounts must be held on the books of the fund. American Century does not impose plan size or participant number requirements by class, however, financial intermediaries or plan recordkeepers may require plans to meet different requirements. R6 Class shares are not available to retail accounts, traditional or Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEPs or Coverdell education savings accounts.
There is no minimum initial investment amount or subsequent investment amount for R6 Class shares, but financial intermediaries or plan recordkeepers may require plans to meet different investment minimums.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the statement of additional information.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We reserve the right to require a signature guarantee, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, frequent trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of frequent trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.

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To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans; and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

51

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of a fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.
Trading in foreign markets of securities that are held by the underlying funds may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the underlying funds’ NAVs are not calculated. So, the value of the underlying funds’ portfolios and consequently the funds’ portfolios may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
Distributions of substantially all of its income is paid quarterly for One Choice In Retirement Portfolio R6 and annually for One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6. Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions.
Taxes
Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

52

Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).
On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

53

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2016	$10.49	0.20	0.10	0.30	(0.19)	(0.01)	(0.20)	$10.59	2.98%	0.00%(4)	1.94%	22%	$140,291
2015	$10.62	0.17	0.26	0.43	(0.25)	(0.31)	(0.56)	$10.49	4.14%	0.00%(4)	1.59%	42%	$80,452
2014	$10.00	0.23	0.61	0.84	(0.22)	—	(0.22)	$10.62	8.46%	0.00%(4)	2.16%	34%	$11,492
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2016	$10.93	0.21	0.10	0.31	(0.18)	(0.15)	(0.33)	$10.91	2.92%	0.00%(4)	1.97%	17%	$196,403
2015	$10.77	0.23	0.25	0.48	(0.24)	(0.08)	(0.32)	$10.93	4.55%	0.00%(4)	2.07%	26%	$119,077
2014	$10.00	0.25	0.67	0.92	(0.15)	—	(0.15)	$10.77	9.24%	0.00%(4)	2.36%	43%	$42,086
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2016	$11.11	0.21	0.08	0.29	(0.19)	(0.15)	(0.34)	$11.06	2.81%	0.00%(4)	2.01%	12%	$228,792
2015	$10.85	0.22	0.33	0.55	(0.24)	(0.05)	(0.29)	$11.11	5.05%	0.00%(4)	1.97%	27%	$123,508
2014	$10.00	0.22	0.78	1.00	(0.15)	—	(0.15)	$10.85	10.04%	0.00%(4)	2.04%	18%	$40,765
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2030 Portfolio R6 — R6 Class
2016	$11.22	0.22	0.02	0.24	(0.19)	(0.16)	(0.35)	$11.11	2.33%	0.00%(4)	2.06%	11%	$227,977
2015	$10.88	0.22	0.42	0.64	(0.23)	(0.07)	(0.30)	$11.22	5.94%	0.00%(4)	1.96%	27%	$125,170
2014	$10.00	0.23	0.81	1.04	(0.16)	—	(0.16)	$10.88	10.48%	0.00%(4)	2.13%	23%	$36,277
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2016	$11.37	0.22	(0.03)(8)	0.19	(0.19)	(0.21)	(0.40)	$11.16	1.86%	0.00%(4)	2.06%	11%	$180,495
2015	$10.93	0.23	0.50	0.73	(0.23)	(0.06)	(0.29)	$11.37	6.74%	0.00%(4)	2.00%	28%	$94,600
2014	$10.00	0.24	0.87	1.11	(0.18)	—	(0.18)	$10.93	11.18%	0.00%(4)	2.19%	12%	$31,453
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2040 Portfolio R6 — R6 Class
2016	$11.46	0.22	(0.06)(8)	0.16	(0.19)	(0.22)	(0.41)	$11.21	1.62%	0.00%(4)	2.08%	15%	$148,898
2015	$11.01	0.24	0.54	0.78	(0.25)	(0.08)	(0.33)	$11.46	7.15%	0.00%(4)	2.08%	25%	$79,603
2014	$10.00	0.24	0.96	1.20	(0.19)	—	(0.19)	$11.01	12.13%	0.00%(4)	2.25%	11%	$27,859
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio R6 — R6 Class
2016	$11.57	0.23	(0.08)(8)	0.15	(0.20)	(0.25)	(0.45)	$11.27	1.56%	0.00%(4)	2.09%	9%	$114,011
2015	$11.06	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.57	7.72%	0.00%(4)	2.11%	29%	$60,848
2014	$10.00	0.23	1.02	1.25	(0.19)	—	(0.19)	$11.06	12.62%	0.00%(4)	2.13%	12%	$22,698
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2050 Portfolio R6 — R6 Class
2016	$11.58	0.22	(0.08)(8)	0.14	(0.20)	(0.27)	(0.47)	$11.25	1.43%	0.00%(4)	2.08%	7%	$76,246
2015	$11.07	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.58	7.76%	0.00%(4)	2.11%	26%	$42,162
2014	$10.00	0.23	1.05	1.28	(0.21)	—	(0.21)	$11.07	12.88%	0.00%(4)	2.11%	13%	$16,981
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2016	$11.76	0.22	(0.08)(8)	0.14	(0.21)	(0.26)	(0.47)	$11.43	1.39%	0.00%(4)	2.02%	14%	$38,131
2015	$11.16	0.24	0.63	0.87	(0.26)	(0.01)	(0.27)	$11.76	7.90%	0.00%(4)	2.08%	25%	$19,006
2014	$10.00	0.13	1.19	1.32	(0.16)	—	(0.16)	$11.16	13.22%	0.00%(4)	1.14%	23%	$7,209
2013(5)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2060 Portfolio R6 — R6 Class
2016(6)	$10.00	0.13	0.90	1.03	(0.15)	—	(0.15)	$10.88	10.39%	0.00%(4)(7)	1.47%(7)	45%	$350

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	For the one day period ended July 31, 2013 (fund inception).

(6)	September 30, 2015 (fund inception) through July 31, 2016.

(7)	Annualized.

(8)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2016.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at ipro.americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
ipro.americancentury.com

Financial Professionals
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-6488

Investment Company Act File No. 811-21591
CL-PRS-90383  1612

December 1, 2016

American Century Investments
Prospectus

One Choice ® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)
One Choice ® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)
One Choice ® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)
One Choice ® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)
One Choice ® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary – One Choice Portfolio: Very Conservative	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – One Choice Portfolio: Conservative	6
Investment Objective	6
Fees and Expenses	6
Principal Investment Strategies	6
Principal Risks	7
Fund Performance	8
Portfolio Management	9
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Fund Summary – One Choice Portfolio: Moderate	10
Investment Objective	10
Fees and Expenses	10
Principal Investment Strategies	10
Principal Risks	11
Fund Performance	12
Portfolio Management	13
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Fund Summary – One Choice Portfolio: Aggressive	14
Investment Objective	14
Fees and Expenses	14
Principal Investment Strategies	14
Principal Risks	15
Fund Performance	16
Portfolio Management	17
Purchase and Sale of Fund Shares	17
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17
Fund Summary – One Choice Portfolio: Very Aggressive	18
Investment Objective	18
Fees and Expenses	18
Principal Investment Strategies	18
Principal Risks	19
Fund Performance	20
Portfolio Management	21
Purchase and Sale of Fund Shares	21
Tax Information	21

Payments to Broker-Dealers and Other Financial Intermediaries	21
Objectives, Strategies and Risks	22
Management	26
Investing Directly with American Century Investments	28
Investing Through a Financial Intermediary	30
Additional Policies Affecting Your Investment	31
Share Price and Distributions	34
Taxes	35
Multiple Class Information	37
Financial Highlights	38

©2016 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – One Choice Portfolio: Very Conservative
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.70%	0.70%
Total Annual Fund Operating Expenses	0.70%	1.20%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$72	$224	$390	$871
R Class	$123	$382	$660	$1,454
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

2

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	69.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	21.00%
Equity Growth Fund	4.00%	Global Bond Fund	8.00%
Growth Fund	2.50%	High-Yield Fund	2.00%
Heritage Fund	1.50%	Inflation-Adjusted Bond Fund	10.00%
Large Company Value Fund	7.00%	International Bond Fund	8.00%
Mid Cap Value Fund	5.00%	Short Duration Fund	7.00%
NT Disciplined Growth Fund	1.00%	Short Duration Inflation Protection Bond Fund	13.00%
Real Estate Fund	2.00%
Small Company Fund	1.00%	Cash Equivalents (Money Market Funds)	6.00%
		U.S. Government Money Market Fund	6.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	20-30%	55-75%	3-25%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 6.20% Lowest Performance Quarter (4Q 2008): -3.97%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.63% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	-1.12%	4.03%	4.33%	09/30/2004
Return After Taxes on Distributions	-2.13%	3.12%	3.31%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	-0.18%	2.88%	3.08%	09/30/2004
R Class Return Before Taxes	-1.55%¹	3.52%¹	3.81%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.17%	7.35%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Fund Summary – One Choice Portfolio: Conservative
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.81%	0.81%
Total Annual Fund Operating Expenses	0.81%	1.31%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$83	$259	$450	$1,002
R Class	$134	$416	$719	$1,578
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a sizeable portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

6

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	49.00%
Core Equity Plus Fund	2.00%	Diversified Bond Fund	21.50%
Equity Growth Fund	7.00%	Global Bond Fund	7.00%
Growth Fund	4.75%	High-Yield Fund	2.00%
Heritage Fund	3.25%	Inflation-Adjusted Bond Fund	7.00%
International Growth Fund	5.50%	International Bond Fund	6.50%
Large Company Value Fund	7.00%	Short Duration Inflation Protection Bond Fund	5.00%
Mid Cap Value Fund	6.00%
NT Disciplined Growth Fund	1.50%	Cash Equivalents (Money Market Funds)	6.00%
NT Global Real Estate Fund	2.00%	U.S. Government Money Market Fund	6.00%
NT International Small-Mid Cap Fund	1.00%
NT International Value Fund	3.50%
Small Company Fund	1.50%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	39-51%	38-55%	2-20%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 9.27% Lowest Performance Quarter (4Q 2008): -8.82%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.47% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	-1.39%	5.80%	5.25%	09/30/2004
Return After Taxes on Distributions	-3.09%	4.83%	4.24%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	0.30%	4.30%	3.87%	09/30/2004
R Class Return Before Taxes	-1.87%¹	5.28%¹	4.73%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.17%	7.35%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%	—

1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

8

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Fund Summary – One Choice Portfolio: Moderate
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.91%	0.91%
Total Annual Fund Operating Expenses	0.91%	1.41%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$93	$291	$504	$1,120
R Class	$144	$447	$772	$1,690
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a sizeable portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

10

Equity Securities (Stock Funds)	64.00%	Fixed-Income Securities (Bond Funds)	32.00%
Core Equity Plus Fund	4.00%	Diversified Bond Fund	15.00%
Emerging Markets Fund	4.00%	Global Bond Fund	5.00%
Equity Growth Fund	11.00%	High-Yield Fund	3.00%
Growth Fund	7.00%	Inflation-Adjusted Bond Fund	6.00%
Heritage Fund	5.00%	International Bond Fund	2.00%
International Growth Fund	6.50%	Short Duration Inflation Protection Bond Fund	1.00%
Large Company Value Fund	8.50%
Mid Cap Value Fund	5.50%	Cash Equivalents (Money Market Funds)	4.00%
NT Disciplined Growth Fund	2.00%	U.S. Government Money Market Fund	4.00%
NT Global Real Estate Fund	2.00%
NT International Small-Mid Cap Fund	1.50%
NT International Value Fund	5.00%
Small Company Fund	2.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	53-73%	21-41%	0-15%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

11

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 11.86% Lowest Performance Quarter (4Q 2008): -14.20%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.59% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	-1.56%	6.89%	5.81%	09/30/2004
Return After Taxes on Distributions	-3.49%	5.95%	4.86%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	0.43%	5.21%	4.39%	09/30/2004
R Class Return Before Taxes	-2.07%¹	6.37%¹	5.28%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.17%	7.35%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

12

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Fund Summary – One Choice Portfolio: Aggressive
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	1.01%	1.01%
Total Annual Fund Operating Expenses	1.01%	1.51%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$103	$322	$559	$1,236
R Class	$154	$478	$824	$1,800
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

14

Equity Securities (Stock Funds)	79.00%	Fixed-Income Securities (Bond Funds)	20.00%
Core Equity Plus Fund	4.50%	Diversified Bond Fund	8.00%
Emerging Markets Fund	6.50%	Global Bond Fund	3.00%
Equity Growth Fund	10.00%	High-Yield Fund	5.00%
Growth Fund	10.50%	Inflation-Adjusted Bond Fund	3.00%
Heritage Fund	7.50%	Short Duration Inflation Protection Bond Fund	1.00%
International Growth Fund	8.50%
Large Company Value Fund	9.50%	Cash Equivalents (Money Market Funds)	1.00%
Mid Cap Value Fund	5.75%	U.S. Government Money Market Fund	1.00%
NT Disciplined Growth Fund	3.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	2.00%
NT International Value Fund	6.00%
Small Company Fund	2.25%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	60-90%	10-30%	0-15%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

15

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 13.90% Lowest Performance Quarter (4Q 2008): -18.80%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.77% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	-1.26%	7.71%	6.20%	09/30/2004
Return After Taxes on Distributions	-4.06%	6.58%	5.21%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	1.22%	5.89%	4.76%	09/30/2004
R Class Return Before Taxes	-1.81%¹	7.16%¹	5.67%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.17%	7.35%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

16

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

Fund Summary – One Choice Portfolio: Very Aggressive
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	1.07%	1.07%
Total Annual Fund Operating Expenses	1.07%	1.57%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$109	$341	$591	$1,306
R Class	$160	$496	$856	$1,866
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy generally invests in equity securities. However, if the portfolio managers believe it is prudent, the fund may invest a portion of its assets in fixed-income securities and cash equivalent securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

18

Equity Securities (Stock Funds)	100.00%
Core Equity Plus Fund	4.75%
Emerging Markets Fund	7.50%
Equity Growth Fund	12.25%
Growth Fund	12.50%
Heritage Fund	9.00%
International Growth Fund	10.00%
Large Company Value Fund	11.50%
Mid Cap Value Fund	8.00%
NT Disciplined Growth Fund	4.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	3.00%
NT International Value Fund	8.00%
Small Company Fund	6.50%

Fixed-Income Securities (Bond Funds)	0.00%

Cash Equivalents (Money Market Funds)	0.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	75-100%	0-10%	0-15%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

19

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 15.67% Lowest Performance Quarter (4Q 2008): -22.24%
As of September 30, 2016 , the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.45% .

Average Annual Total Returns For the calendar year ended December 31, 2015	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	-1.30%	8.56%	6.22%	09/30/2004
Return After Taxes on Distributions	-4.75%	7.56%	5.40%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	6.71%	4.90%	09/30/2004
R Class Return Before Taxes	-1.79%¹	8.01%¹	5.69%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.17%	7.35%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

20

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Objectives, Strategies and Risks
What are the funds’ investment objectives?
Each of the funds seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.
What are the funds’ principal investment strategies?
Each fund invests in a combination of underlying American Century Investments funds. Generally, more conservative portfolios emphasize investments in bonds and cash equivalents while more aggressive portfolios emphasize investments in stocks.
The following table shows which underlying funds are currently being used within the various asset classes and the neutral weightings for each individual underlying fund as of the date of this prospectus, except as otherwise noted below.

Asset Class Underlying Fund [1]	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity Securities (Stock Funds)
Core Equity Plus Fund	1.00%	2.00%	4.00%	4.50%	4.75%
Emerging Markets Fund	0.00%	0.00%	4.00%	6.50%	7.50%
Equity Growth Fund	4.00%	7.00%	11.00%	10.00%	12.25%
Growth Fund	2.50%	4.75%	7.00%	10.50%	12.50%
Heritage Fund	1.50%	3.25%	5.00%	7.50%	9.00%
International Growth Fund	0.00%	5.50%	6.50%	8.50%	10.00%
Large Company Value Fund	7.00%	7.00%	8.50%	9.50%	11.50%
Mid Cap Value Fund	5.00%	6.00%	5.50%	5.75%	8.00%
NT Disciplined Growth Fund	1.00%	1.50%	2.00%	3.00%	4.00%
NT Global Real Estate Fund	0.00%	2.00%	2.00%	3.00%	3.00%
NT International Small-Mid Cap Fund	0.00%	1.00%	1.50%	2.00%	3.00%
NT International Value Fund	0.00%	3.50%	5.00%	6.00%	8.00%
Real Estate Fund	2.00%	0.00%	0.00%	0.00%	0.00%
Small Company Fund	1.00%	1.50%	2.00%	2.25%	6.50%
TOTAL	25.00%	45.00%	64.00%	79.00%	100.00%
Fixed-Income Securities (Bond Funds)
Diversified Bond Fund	21.00%	21.50%	15.00%	8.00%	0.00%
Global Bond Fund	8.00%	7.00%	5.00%	3.00%	0.00%
High-Yield Fund	2.00%	2.00%	3.00%	5.00%	0.00%
Inflation-Adjusted Bond Fund	10.00%	7.00%	6.00%	3.00%	0.00%
International Bond Fund	8.00%	6.50%	2.00%	0.00%	0.00%
Short Duration Fund	7.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Inflation Protection Bond Fund	13.00%	5.00%	1.00%	1.00%	0.00%
TOTAL	69.00%	49.00%	32.00%	20.00%	0.00%
Cash Equivalents (Money Market Funds)
U.S. Government Money Market Fund	6.00%	6.00%	4.00%	1.00%	0.00%
TOTAL	6.00%	6.00%	4.00%	1.00%	0.00%

[1]	The funds invest in Investor Class shares of each underlying fund.

22

The managers regularly review each fund and may modify the underlying funds’ neutral weightings or substitute other underlying funds to emphasize investments that they believe will provide the most favorable outlook for achieving a fund’s objective.
A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.
What are the underlying funds’ investment techniques?
The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as in foreign stocks from developed and emerging markets.
The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.
The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield) and geographic exposure (domestic and international).
Although the funds generally will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.
A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses.
Stock Funds
Core Equity Plus seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies. It invests approximately 130% of its assets in long positions, while 30% of its assets are sold short.
Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.
Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.
Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.
Heritage seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.
International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.
Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.
Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.
NT Disciplined Growth seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies.
NT Global Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry located in developed countries world-wide.
NT International Small-Mid Cap seeks capital growth. It uses a growth investment strategy and invests primarily in securities of small- to medium-sized companies located in foreign developed countries.
NT International Value seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from securities of companies located outside the United States that are believed to be undervalued by the market.
Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry.
Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

23

Bond Funds
Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
Global Bond seeks long-term total return by investing primarily in government and corporate bonds, which may be payable in U.S. or foreign currencies. The fund invests primarily in debt securities of issuers located in developed countries world-wide, but may also invest in emerging market debt securities.
High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
International Bond seeks total return by investing primarily in non-dollar-denominated debt securities issued by foreign governments and foreign companies.
Short Duration seeks to maximize total return and, as a secondary objective, seeks a high level of income. The fund invests primarily in investment-grade debt securities and its weighted average duration must be three years or less.
Short Duration Inflation Protection Bond pursues total return using a strategy that seeks to protect against U.S. inflation. The fund invests primarily in inflation-linked debt securities and the weighted average duration of its portfolio must be five years or shorter.
Money Market Funds
U.S. Government Money Market seeks current income while maintaining liquidity and preserving capital by investing at least 99.5% of its assets in cash, government securities, and/or fully collateralized repurchase agreements.
What are the principal risks of investing in the funds?
Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
Each fund’s performance and risks also reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

The names of the funds are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor’s assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century Investments family of funds.

Shareholders of the fund will also indirectly bear their pro rata share of the expenses charged by the underlying funds. Such expenses may increase or decrease due to changes in the fund’s asset mix or due to changes in the underlying fund’s expenses.
Although the fund’s advisor does not receive a management fee for managing the fund, the advisor receives fees for managing the underlying funds. In addition, the fund may hold a significant percentage of the shares of an underlying fund. As a result, the fund’s investments in an underlying American Century Investments fund may create a conflict of interest for the advisor.
Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessments of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock markets.
Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

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The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. A period of rising interest rates may negatively affect the fund’s performance.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.
The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.
Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.
The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and cash, and who are willing to accept the risks associated with the funds’ asset allocation strategies.
A fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. A fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a 529 college savings plan) invests in a fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, a fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

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Management
Who manages the funds?
The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940. The directors also serve in that capacity for many of the underlying funds.
The Investment Advisor
The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments. Although the advisor does not receive a separate fee for managing the funds, the advisor does receive a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.
A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ annual report to shareholders dated July 31, 2016.
The Fund Management Team
The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers are jointly and primarily responsible for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.
Scott Wittman
Mr. Wittman, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009, when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.
Richard Weiss
Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor’s degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.
Radu Gabudean, Ph.D.
Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.
Scott Wilson
Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992 as a product specialist and became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.
The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.

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G. David MacEwen
Mr. MacEwen, Co-Chief Investment Officer, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objectives of the funds. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

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Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line.  The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
R Class shares do not carry a sales charge or commission, but they have an ongoing distribution and service (12b-1) fee.  R Class shares are available for purchase through certain employer-sponsored retirement plans. R Class shares also may be available for certain other accounts through financial intermediaries who have an agreement with us to offer R Class in certain products.  Additionally, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases, and certain intermediaries may have agreements with us to offer R Class shares in such plans as described above.
If you do business with us through a financial intermediary or an employer-sponsored retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the funds. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor and R Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.
Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account	$2,000[1,2]
Employer-sponsored retirement plans[3]	No minimum

[1]	American Century Investments will waive the minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the minimum.

[2]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[3]	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the statement of additional information.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption.

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Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;

•	You are transferring ownership of an account over $100,000;

•	You change your address and request a redemption over $100,000 within seven days;

•	You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or

•	You make a redemption or other transaction request via telephone, and we are unable to verify your identity.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, frequent trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of frequent trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

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The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans; and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of a fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.
Trading in foreign markets of securities that are held by the underlying funds may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the underlying funds’ NAVs are not calculated. So, the value of the underlying funds’ portfolios and consequently the funds’ portfolios may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
Distributions of substantially all of their income are paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate and annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from realized capital gains, if any, for all the funds are generally paid once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, to your home address or to another person or address by check.

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Taxes
Some of the tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the funds of dividend and interest income, capital gains and other income they have generated through their investment activities, will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If the fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

35

Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

36

Multiple Class Information
The funds offer multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds’ assets, which do not vary by class. Different fees and expenses will affect performance.
Except as described below, all classes of shares of each fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The R Class has a 12b-1 plan. The plan provides for the funds to pay an annual fees of 0.50% for R Class to the distributor, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fee to the financial intermediaries that make the class available. Because this fee may be used to pay for services that are not related to prospective sales of the funds, the R Class will continue to make payments under its plan even if it is closed to new investors. Because this fee is paid out of the funds’ assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

37

Financial Highlights
Understanding the Financial Highlights
The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).
On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

38

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(4)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(4)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(4)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(4)	1.75%	28%	$351,627
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(4)	2.14%	13%	$295,065
R Class
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(5)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(6)	0.40%(6)	24%(7)	$25
One Choice Portfolio: Conservative
Investor Class
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(4)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(4)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(4)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(4)	1.86%	3%	$746,126
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(4)	2.24%	12%	$573,351
R Class
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(5)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(6)	0.28%(6)	22%(7)	$25
One Choice Portfolio: Moderate
Investor Class
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(4)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(4)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(4)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(4)	1.81%	3%	$1,133,569
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(4)	1.95%	16%	$869,723
R Class
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(5)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(6)	0.28%(6)	20%(7)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(4)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(4)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(4)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(4)	1.67%	5%	$852,907
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(4)	1.65%	14%	$566,200
R Class
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(5)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(6)	0.23%(6)	29%(7)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(4)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(4)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(4)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	—	(0.13)	$15.30	22.42%	0.00%(4)	1.29%	16%	$234,629
2012	$12.62	0.12	—(8)	0.12	(0.12)	—	(0.12)	$12.62	1.05%	0.00%(4)	1.02%	13%	$193,193
R Class
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(5)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(6)	(0.18)%(6)	42%(7)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	March 20, 2015 (commencement of sale) through July 31, 2015.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

(8)	Per-share amount was less than $0.005.

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2016.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-21591
CL-PRS-90382  1612

December 1, 2016 American Century Investments Statement of Additional Information American Century Asset Allocation Portfolios, Inc.
One Choice® In Retirement Portfolio Investor Class (ARTOX) Institutional Class (ATTIX) A Class (ARTAX) C Class (ATTCX) R Class (ARSRX)	One Choice® 2045 Portfolio Investor Class (AROIX) Institutional Class (AOOIX) A Class (AROAX) C Class (AROCX) R Class (ARORX)
One Choice® In Retirement
Portfolio R6
   R6 Class (ARDTX)

One Choice® 2020 Portfolio R6
   R6 Class (ARBDX)

One Choice® 2025 Portfolio R6
   R6 Class (ARWDX)

One Choice® 2030 Portfolio R6
   R6 Class (ARCUX)

One Choice® 2035 Portfolio R6
   R6 Class (ARLDX)

One Choice® 2040 Portfolio R6
   R6 Class (ARDUX)

One Choice® 2045 Portfolio R6
   R6 Class (ARDOX)

One Choice® 2050 Portfolio R6
   R6 Class (ARFEX)

One Choice® 2055 Portfolio R6
   R6 Class (AREUX)

One Choice® 2060 Portfolio R6
   R6 Class (ARGDX)

One Choice® 2020 Portfolio Investor Class (ARBVX) Institutional Class (ARBSX) A Class (ARBMX) C Class (ARNCX) R Class (ARBRX)	One Choice® 2050 Portfolio Investor Class (ARFVX) Institutional Class (ARFSX) A Class (ARFMX) C Class (ARFDX) R Class (ARFWX)
One Choice® 2025 Portfolio Investor Class (ARWIX) Institutional Class (ARWFX) A Class (ARWAX) C Class (ARWCX) R Class (ARWRX)	One Choice® 2055 Portfolio Investor Class (AREVX) Institutional Class (ARENX) A Class (AREMX) C Class (AREFX) R Class (AREOX)
One Choice® 2030 Portfolio Investor Class (ARCVX) Institutional Class (ARCSX) A Class (ARCMX) C Class (ARWOX) R Class (ARCRX)	One Choice® 2060 Portfolio Investor Class (ARGVX) Institutional Class (ARGNX) A Class (ARGMX) C Class (ARGHX) R Class (ARGRX)
One Choice® 2035 Portfolio
Investor Class (ARYIX)
Institutional Class (ARLIX)
A Class (ARYAX)
C Class (ARLCX)
R Class (ARYRX)

One Choice® 2040 Portfolio
Investor Class (ARDVX)
Institutional Class (ARDSX)
A Class (ARDMX)
C Class (ARNOX)
R Class (ARDRX)

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

  This statement of additional information adds to the discussion in the funds’ prospectuses dated December 1, 2016, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com. (ipro.americancentury.com for One Choice Portfolio R6 funds).

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors. You may obtain a free copy of the funds’ annual reports by calling 1-800-345-2021.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds’ History	2
Fund Investment Guidelines	5
Fund Investments and Risks	7
Investment Strategies and Risks	7
Investment Policies	22
Portfolio Turnover	23
Disclosure of Portfolio Holdings	23
Management	24
The Board of Directors	24
Officers	31
Code of Ethics	31
Proxy Voting Policies	31
The Funds’ Principal Shareholders	31
Service Providers	32
Investment Advisor	32
Portfolio Managers	33
Transfer Agent and Administrator	36
Sub-Administrator	37
Distributor	37
Custodian Bank	37
Independent Registered Public Accounting Firm	37
Brokerage Allocation	37
Information About Fund Shares	37
Multiple Class Structure	38
Valuation of a Fund’s Securities	40
Special Requirements for Large Redemptions	40
Taxes	41
Federal Income Tax	41
State and Local Taxes	42
Financial Statements	42

Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Proxy Voting Policies	D-1

The Funds’ History
American Century Asset Allocation Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 2004. Throughout this statement of additional information, we refer to American Century Asset Allocation Portfolios, Inc. as the corporation.
Throughout this statement of additional information, One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio, One Choice In Retirement Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6 are collectively referred to as the “One Choice Target Date Portfolios.” Additionally, One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive are collectively referred to as “One Choice Target Risk Portfolios.”
Each of the funds described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers. Prior to May 31, 2013, One Choice In Retirement Portfolio was known as LIVESTRONG Income Portfolio and the remaining target-dated One Choice Portfolios were known as the LIVESTRONG Portfolios, and prior to May 15, 2006, these funds were known as the My Retirement Portfolios.

Fund/Class	Ticker Symbol	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	08/31/2004
Institutional Class	ATTIX	08/31/2004
A Class	ARTAX	08/31/2004
C Class	ATTCX	03/01/2010
R Class	ARSRX	08/31/2004
One Choice 2020 Portfolio
Investor Class	ARBVX	05/30/2008
Institutional Class	ARBSX	05/30/2008
A Class	ARBMX	05/30/2008
C Class	ARNCX	03/01/2010
R Class	ARBRX	05/30/2008
One Choice 2025 Portfolio
Investor Class	ARWIX	08/31/2004
Institutional Class	ARWFX	08/31/2004
A Class	ARWAX	08/31/2004
C Class	ARWCX	03/01/2010
R Class	ARWRX	08/31/2004
One Choice 2030 Portfolio
Investor Class	ARCVX	05/30/2008
Institutional Class	ARCSX	05/30/2008
A Class	ARCMX	05/30/2008
C Class	ARWOX	03/01/2010
R Class	ARCRX	05/30/2008
One Choice 2035 Portfolio
Investor Class	ARYIX	08/31/2004
Institutional Class	ARLIX	08/31/2004
A Class	ARYAX	08/31/2004
C Class	ARLCX	03/01/2010
R Class	ARYRX	08/31/2004

2

Fund/Class	Ticker Symbol	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	05/30/2008
Institutional Class	ARDSX	05/30/2008
A Class	ARDMX	05/30/2008
C Class	ARNOX	03/01/2010
R Class	ARDRX	05/30/2008
One Choice 2045 Portfolio
Investor Class	AROIX	08/31/2004
Institutional Class	AOOIX	08/31/2004
A Class	AROAX	08/31/2004
C Class	AROCX	03/01/2010
R Class	ARORX	08/31/2004
One Choice 2050 Portfolio
Investor Class	ARFVX	05/30/2008
Institutional Class	ARFSX	05/30/2008
A Class	ARFMX	05/30/2008
C Class	ARFDX	03/01/2010
R Class	ARFWX	05/30/2008
One Choice 2055 Portfolio
Investor Class	AREVX	03/31/2011
Institutional Class	ARENX	03/31/2011
A Class	AREMX	03/31/2011
C Class	AREFX	03/31/2011
R Class	AREOX	03/31/2011
One Choice 2060 Portfolio
Investor Class	ARGVX	09/30/2015
Institutional Class	ARGNX	09/30/2015
A Class	ARGMX	09/30/2015
C Class	ARGHX	09/30/2015
R Class	ARGRX	09/30/2015
One Choice In Retirement Portfolio R6
R6 Class	ARDTX	07/31/2013
One Choice 2020 Portfolio R6
R6 Class	ARBDX	07/31/2013
One Choice 2025 Portfolio R6
R6 Class	ARWDX	07/31/2013
One Choice 2030 Portfolio R6
R6 Class	ARCUX	07/31/2013
One Choice 2035 Portfolio R6
R6 Class	ARLDX	07/31/2013
One Choice 2040 Portfolio R6
R6 Class	ARDUX	07/31/2013

3

Fund/Class	Ticker Symbol	Inception Date
One Choice 2045 Portfolio R6
R6 Class	ARDOX	07/31/2013
One Choice 2050 Portfolio R6
R6 Class	ARFEX	07/31/2013
One Choice 2055 Portfolio R6
R6 Class	AREUX	07/31/2013
One Choice 2060 Portfolio R6
R6 Class	ARGDX	09/30/2015
One Choice Portfolio: Very Conservative
Investor Class	AONIX	09/30/2004
R Class	AORHX	03/20/2015
One Choice Portfolio: Conservative
Investor Class	AOCIX	09/30/2004
R Class	AORSX	03/20/2015
One Choice Portfolio: Moderate
Investor Class	AOMIX	09/30/2004
R Class	AORMX	03/20/2015
One Choice Portfolio: Aggressive
Investor Class	AOGIX	09/30/2004
R Class	AORYX	03/20/2015
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	09/30/2004
R Class	AORVX	03/20/2015

4

Fund Investment Guidelines
The funds’ advisor, American Century Investment Management, Inc., intends to operate the funds as “funds of funds,” meaning that substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds), as described in the funds’ prospectuses. More details about each of the underlying funds are available in its prospectus and statement of additional information, which are available on our website. This section explains the extent to which the underlying funds’ advisor can use various investment vehicles and strategies in managing the underlying funds’ assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.
Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets.
Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds’ prospectuses and below. Unless otherwise noted, all investment restrictions described below and in each fund’s prospectus are measured at the time of the transaction in the security.  If market action affecting fund securities (including, but not limited to, appreciation, depreciation  or a credit rating event) causes a fund to exceed an investment restriction, the advisor is not required to take immediate action.  Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
As described in the funds’ prospectuses, each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stock funds), fixed-income securities (bond funds) and cash-equivalent instruments (money market funds). Through the underlying funds, each fund’s assets are further diversified among various investment categories and disciplines within the major asset classes.
The equity portion of a fund’s portfolio may be indirectly invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Derivative instruments are discussed in greater detail on page 9 under the heading Derivative Instruments.
The underlying funds’ portfolio managers use several investment disciplines in managing the equity portion of each fund’s portfolio, including growth, value and quantitative management disciplines. The growth discipline generally seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor’s investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline seeks capital growth by investing in equity securities of companies that the managers believe to be temporarily undervalued.
The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management’s belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.
As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, the more conservative funds (including portfolios with earlier target years) will generally have a higher proportion of their equity investments in

5

value stocks than the more aggressive funds (including funds with more distant target years). Likewise, the more aggressive funds will generally have a greater proportion of growth stocks than the more conservative funds.
In addition, the equity portion of each fund’s portfolio will be further diversified among underlying funds that invest in small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest directly in multiple funds.
Quantitative management disciplines also may be represented in a portion of each fund’s portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. American Century Investments’ quantitative management disciplines utilize a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks from most attractive to least attractive using a computer model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.
In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.
A portion of each fund’s portfolio also may be invested in underlying funds that use short selling as a principal investment strategy. A short position arises when a fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The proceeds from the security sold short are used to buy additional securities (a long position). A fund’s use of short selling creates leverage in an attempt to increase returns.
The funds generally will remain exposed to each of the investment disciplines and categories described above. The allocations for One Choice In Retirement Portfolio and One Choice In Retirement Portfolio R6 are expected to remain fixed. However, the remaining One Choice Target Date Portfolios’ allocations will be adjusted over time to become more conservative; decreasing exposure to stocks and increasing exposure to bonds and cash, as the target year approaches. For the One Choice Target Risk Portfolios, a particular investment discipline or investment category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.
The fixed-income portion of a fund’s portfolio indirectly may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. Some of the underlying funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 17 under the heading Mortgage-Related and Other Asset-Backed Securities. As with the equity portion of a fund’s portfolio, the fixed-income portion of a fund’s portfolio will be diversified among the various fixed-income investment categories described above.
The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund’s fixed-income portfolio may include investment-grade and high-yield securities. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody’s Investors Service, Inc. (Moody’s) or BBB by Standard & Poor’s Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.
High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. Each One Choice Target Date Portfolio may invest a minority portion of its assets in the High-Yield Fund or other underlying funds that invest primarily in below investment-grade (high-yield) securities. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate may invest up to 5% of their assets, and One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may invest up to 10% of their assets in the High-Yield Fund or other similar underlying funds.
There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be indirectly invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.
The cash-equivalent portion of a fund’s portfolio may be indirectly invested in high-quality money market instruments (denominated in U.S. dollars), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.
The funds also may invest in underlying funds that invest primarily in foreign securities.

6

One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may invest a minority portion of their foreign fund holdings in the Emerging Markets Fund or other underlying funds that invest primarily in equity securities of issuers in emerging market countries. One Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative may not invest in such funds.
The funds are primarily “strategic” rather than “tactical” allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds’ investment objectives and thus select a blend of underlying funds in the various asset classes.
Other than One Choice In Retirement Portfolio and One Choice In Retirement Portfolio R6, each One Choice Target Date Portfolio’s target asset mix is adjusted according to a predetermined glide path until the fund reaches its target date. By the time a fund reaches its target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio and One Choice In Retirement Portfolio R6. The managers also will review each fund’s allocations quarterly to determine whether rebalancing is appropriate. For the One Choice Target Risk Portfolios, the managers regularly review each fund’s investments and allocations and may make changes in the underlying fund holdings within each asset class or to a fund’s asset mix (generally within the operating ranges stated in the prospectus) to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund’s performance, the managers will generally attempt to reallocate assets gradually.
The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are managed to a specific target year or a general risk profile and may not provide an appropriately balanced investment plan for all investors.
Fund Investments and Risks
Investment Strategies and Risks
The underlying funds’ portfolio managers also may use the investment vehicles and techniques described in this section in managing the underlying funds’ assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to the One Choice Target Date Portfolios’ and the One Choice Target Risk Portfolios’ overall risk profiles. In the Investment Strategies and Risks section, references to funds mean the underlying funds, unless otherwise noted.
Bank Loans
Some of the funds may invest in bank loans, which include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically, these loans hold a senior position in the borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans are usually rated non-investment grade by the rating agencies. An economic downturn generally leads to higher non-payment and default rates by borrowers, and a bank loan can lose a substantial part of its value due to these and other adverse conditions and events. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A fund’s investments in bank loans are subject to credit risk, and there is no assurance that the liquidation of collateral would satisfy the claims of the borrower’s obligations in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less publicly available information about them.
A fund eligible to invest in bank loans may purchase bank loans from other lenders (sometimes referred to as loan assignments) or it may also acquire a participation interest in another lender’s portion of the bank loan. Large bank loans to corporations or governments may be shared or syndicated among several lenders, usually commercial or investment banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. Risks of being a lender include credit risk (the borrower’s ability to meet required principal and interest payments under the terms of the loan), industry risk (the borrower’s industry’s exposure to rapid change or regulation), financial risk (the effectiveness of the borrower’s financial policies and use of leverage), liquidity risk (the adequacy of the borrower’s back-up sources of cash), and collateral risk (the sufficiency of the collateral’s value to repay the loan in the event of non-payment or default by the borrower). If a fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.
In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To mitigate these risks, the fund monitors its short-term liquidity needs in light of the longer settlement period of bank loans. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

7

Convertible Securities
A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.
The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.
Counterparty Risk
A fund will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, it deals, whether it engaged in exchange traded or off-exchange transactions.  If a fund’s futures commission merchant (FCM) becomes bankrupt or insolvent, or otherwise defaults on its obligations to the fund, the fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations.  The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds.  If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM.  Furthermore, in the event of an FCM’s bankruptcy, a fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the fund (for example, U.S. Treasury bills deposited by the fund) was held by an FCM.  FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds on deposit with such FCM and owing to them.  Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.  In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions.  Such a bankruptcy or insolvency might also cause a substantial delay before the fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.
Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, a fund is subject to the risk that a counterparty will not perform its obligations under the related contracts.  Although each fund intends to enter into transactions only with counterparties which the advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the funds will not sustain a loss on a transaction as a result. In situations where a fund is required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets.  As a result, in the event of the counterparty’s bankruptcy or insolvency, a fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and a fund may be exposed to the risk of a court treating a fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
A fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.  There can be no assurance that an issuer of an instrument in which a fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a fund will not sustain a loss on a transaction as a result.

8

Transactions entered into by a fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world.  Although a fund attempts to execute, clear and settle the transactions through entities the advisor believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a fund.
Cyber Security Risk
As the funds increasingly rely on technology and information systems to operate, they become susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the funds’ information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the funds’ business operations.  Breaches in information security may result in financial losses, interference with the funds’ ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Additionally, the funds may incur substantial costs to prevent future cyber incidents. The funds have business continuity plans in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations including the possibility that certain risks have not been identified. Moreover, the funds do not control the cyber security plans and systems of our service providers and other third party business partners. The funds and their shareholders could be negatively impacted as a result.
Derivative Instruments
To the extent permitted by their investment objectives and policies, the funds may invest in instruments that are commonly referred to as derivative instruments. Generally, a derivative instrument is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Examples of common derivative instruments include futures contracts, warrants, structured notes, credit default swaps, options contracts, swap transactions and forward currency contracts.
Certain derivative instruments may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.
Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured investments are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.
Some derivative instruments, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
There are many different types of derivative instruments and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The return on a derivative instrument may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
There are risks associated with investing in derivatives, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative instruments will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

9

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•
the risk that daily limits on price fluctuations and speculative position limits on exchanges on which a fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting a fund to the potential of greater losses;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;

•	the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade;

•	the risk that the counterparty will fail to perform its obligations; and

•	the risk that a fund will be subject to higher volatility because some derivative instruments create leverage.
A fund may not invest in a derivative instrument if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund’s prospectus. The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative instruments. That policy specifies factors that must be considered in connection with a purchase of derivative instruments. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative instruments to the Board of Directors as necessary.
Equity Equivalents
In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.
Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.
Foreign Currency Exchange Transactions
A fund may conduct foreign currency transactions on a spot basis (i.e., for prompt delivery and settlement) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions for hedging or any other lawful purpose). See Derivative Instruments, page 9. Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges – When the portfolio managers wish to lock in the U.S. dollar price of or proceeds from a foreign currency denominated security when a fund is purchasing or selling the security, a fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges – When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

10

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.
At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure – A fund may also enter into forward contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency and may result in the fund being obligated to deliver an amount in excess of the value of its securities or other assets denominated in that currency (a “net short” position). This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially subject a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.
The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges, anticipatory hedges and shifting currency exposure.
Certain funds may also invest in nondeliverable forward (NDF) currency transactions. An NDF is a transaction that represents an agreement between the fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of an NDF transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the NDF agreement and the actual exchange rate on the agreed upon future date. The fund may use an NDF contract to gain exposure to foreign currencies which are not internationally traded or if the markets for such currencies are heavily regulated or highly taxed. When currency exchange rates do not move as anticipated, a fund could sustain losses on the NDF transaction. This risk is heightened when the transactions involve currencies of emerging market countries. Additionally, certain NDF transactions which involve currencies of less developed countries or with respect to certain other currencies, may be relatively illiquid.
Foreign Securities
Some of the funds may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Subject to their investment objective and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit

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quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.
Investments in foreign securities may present certain risks, including:
Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.
Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.
Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.
Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered on the issuer’s share register at the time of the transaction, or that a fund’s ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.
Sanctions – The U.S. may impose economic sanctions against companies in various sectors of certain countries. This could limit a fund's investment opportunities in such countries, impairing the fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in sanctioned companies, prohibiting the fund from selling or otherwise transacting in these investments. Current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact a fund.
Futures and Options
A fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to

•	protect against a decline in market value of the fund’s securities (taking a short futures position),

•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

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Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, consistent with the funds’ investment objectives, that are based on securities indices. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.
By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.
The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.
A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

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Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.
A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
Some of the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Some funds may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted under the Commodity Futures Trading Commission (CFTC) rules. The advisor to each fund has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.
The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.
To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts, options and swap agreements.
Inflation-Indexed Securities
The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.
Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-

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indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.
An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.
Initial Public Offerings
The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.
Inverse Floaters
An inverse floater is a type of derivative instrument that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.
Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.
Investing in Emerging Market Countries
Some of the funds may invest in securities of issuers in emerging market (developing) countries. The funds generally consider a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to

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change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Certain funds may consider additional countries to be emerging markets, as described in those funds’ prospectuses or statements of additional information. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.
The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
Investment in Issuers with Limited Operating Histories
Some funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.
For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to registered investment companies, or other entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.
Loan Participation Notes
In terms of their functioning and investment risk, loan participation notes ("LPNs") are comparable to an investment in "normal" bonds.  In return for the investor's commitment of capital, the issuer makes regular interest payments and, at maturity or in accordance with an agreed upon amortization schedule, the note is repaid at par.
However, in contrast to "normal" bonds, there are three parties involved in the issuance of an LPN.  The legal issuer, typically a bankruptcy-remote, limited purpose entity, issues notes to investors and uses the proceeds received from investors to make loans to the borrower-with each loan generally having substantially identical payment terms to the related note issued by the issuer. The borrower is typically an operating company, and the issuer’s obligations under a note are typically limited to the extent of any capital repayments and interest payments made by the borrower under the related loan.  Accordingly, the investor generally assumes the credit risk of the underlying borrower.  The loan participation note structure is generally used to provide the borrower more efficient financing in the capital markets than the borrower would be able to obtain if it issued notes directly.
In the event of a default by the borrower of an LPN, the fund may experience delays in receiving payments of interest and principal while the note issuer enforces and liquidates the underlying collateral, and there is no guarantee that the underlying collateral will cover the principal and interest owed to the fund under the LPN.
LPNs are generally subject to liquidity risk.  Even though an LPN may be traded on an exchange there can be no assurance that a liquid market will develop for the LPNs, that holders of the LPNs will be able to sell their LPNs, or that such holders will be able to sell their LPNs for a price that reflects their value.
Depending on the creditworthiness of the underlying borrower, LPNs may be subject to the risk of investing in high-yield securities.  Additionally, LPNs are generally utilized by foreign borrowers and therefore may be subject to the risk of investing in foreign securities and emerging market risk.  Such foreign risk could include interest payments being subject to withholding tax.

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Loans of Portfolio Securities
In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.
Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:

•	the type and amount of collateral that must be received by the fund;

•	the circumstances under which additions to that collateral must be made by borrowers;

•	the return to be received by the fund on the loaned securities;

•	the limitations on the percentage of fund assets on loan; and

•	the credit standards applied in evaluating potential borrowers of portfolio securities.
In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.
Mortgage-Related and Other Asset-Backed Securities
The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).
Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.
Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements (PSPA) to provide additional financing to Fannie Mae and Freddie Mac. Three amendments have been made to the original agreement and PSPA, each of which has further strengthened the credit worthiness of these entities. The most recent amendment eliminates the requirement to pay a 10% preferred stock dividend in exchange for a quarterly sweep of net worth. This in turn eliminates any need to borrow from the Treasury to pay dividends and was intended to strengthen the financial commitment to these enterprises.
The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

•	are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

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•	are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and

•
are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Obligations with Term Puts Attached
The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.
Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds’ weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.
There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.
Other Investment Companies
Each of the One Choice Target Date Portfolios and One Choice Target Risk Portfolios may invest up to 100% of its total assets in other American Century Investments mutual funds in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940.
Each of the underlying funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, each underlying fund’s investment in such securities, subject to certain exceptions, currently is limited to

(a)	3% of the total voting stock of any one investment company,

(b)	5% of the fund’s total assets with respect to any one investment company; and

(c)	10% of the fund’s total assets in the aggregate.
A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.
ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.
Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.
Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

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Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.
Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Restricted securities include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration, or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each fund may invest no more that 15% (5% for money market funds) of the value of its assets in illiquid securities.
Short Sales
A fund engages in short selling when it sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. That fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the fund repays the person that lent it the security for any interest or dividends that may have been paid or accrued during the period of the loan. Each fund, other than Core Equity Plus and NT Core Equity Plus, may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.
The use of short sales is a primary investment strategy of Core Equity Plus and NT Core Equity Plus. Each of these funds is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid securities with its custodian in at least an amount equal to the current market value of the securities sold short until the fund replaces a borrowed security.
In short sale transactions, a fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. In order to borrow the security, a fund may be required to pay compensation to the lender for securities that are difficult to borrow due to demand or other factors. Short sales also cause a fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain a fund may receive from a short sale transaction is decreased and the amount of any loss increased by the amount of compensation to the lender, accrued interest or dividends and transaction costs a fund may be required to pay.
There is no guarantee that a fund will be able to close out a short position at any particular time or at a particular price. During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another lender. If that occurs, the fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.
Short-Term Securities
The funds may invest a portion of their assets in money market and other short-term securities.
Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

•	Commercial Paper

•	Certificates of Deposit and Euro Dollar Certificates of Deposit

•	Bankers’ Acceptances

•	Short-term notes, bonds, debentures or other debt instruments

•	Repurchase agreements

•	Money market funds
Swap Agreements
A fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or

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spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, including inflation indexes, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.
Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness or that are cleared through a Derivatives Clearing Organization (“DCO”). Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements.
The swaps market is an evolving market and was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act and related regulatory developments have imposed several new requirements on swap market participants, including: (i) new registration and business conduct requirements on swap dealers; (ii) mandatory execution of certain swaps on swap execution facilities or designated contract markets; and (iii) mandatory clearing of certain swaps with DCOs. The mandatory execution and clearing requirements will occur on a phased-in basis. Although central clearing is designed to decrease counterparty risk, it does not do so entirely since a fund will still be subject to the credit risk of the central clearing entity. In addition, swaps that are not cleared will be subject to regulatory collateral requirements that could limit or adversely affect a fund’s ability to enter into such swaps. Additionally, such collateral requirements, or other government regulations, could cause a fund to terminate new or existing swaps or to realize amounts to be received under such instruments at inopportune times.
U.S. Government Securities
U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.
A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, and the Resolution Funding Corporation.
Some agency securities are backed by the full faith and credit pledge of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.
Variable-, Floating-, and Auction-Rate Securities
Interest rates on securities may be fixed for the term of the investment (fixed-rate securities) or tied to prevailing interest rates. Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for specified periodic interest rate adjustments; auction-rate instruments have interest rates that are redetermined pursuant to an auction on specified dates.

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Floating-rate securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.
Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.
Variable - and floating - rate securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.
Auction rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.
When-Issued and Forward Commitment Agreements
The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.
For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.
Zero-Coupon, Step-Coupon and Pay-In-Kind Securities
Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

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Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.
Fundamental Investment Policies
The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s status as diversified, and, except for One Choice 2060 Portfolio and One Choice 2060 Portfolio R6, a fund’s investment objective set forth in its prospectus may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, except that the funds will invest substantially all of their assets in investment companies that are members of the American Century Investments family of funds).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.
For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.
For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.
For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)	there is no limitation with respect to investments in mutual funds,

(b)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user),

(c)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(d)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(e)	personal credit and business credit businesses will be considered separate industries.

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Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental. These policies, along with the investment objectives of One Choice 2060 Portfolio and One Choice 2060 Portfolio R6, as set forth in their prospectuses, may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures & Options
A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating Histories
A fund may invest up to 5% of its assets in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purpose of issuing debt or raising capital as a means of financing their ongoing operations.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.
The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.
Portfolio Turnover
The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus.
Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions and/or changes in the managers’ investment outlook.
The funds will, under most circumstances, be essentially fully invested in other American Century Investments mutual funds within the allocation framework set forth in the prospectuses. The portfolio managers may sell shares of the underlying funds without regard to the length of time they have been held. A high level of turnover is not anticipated beyond that necessary to accommodate purchases and sales of each fund’s shares and to implement periodic asset rebalancings and reallocations. Details about the underlying funds’ portfolio turnover rates appear in those funds’ prospectuses and statements of additional information.
Disclosure of Portfolio Holdings
The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.
Distribution to the Public
The funds invest only in other American Century Investments mutual funds. These holdings, as described in the funds’ prospectuses, are available at any time with no lag period. In addition, full portfolio holdings for each fund are disclosed in the annual and semiannual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.
The advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.
Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

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The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.
Management
The Board of Directors
The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012)	81	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	81	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	81	None
James A. Olson (1942)	Director and Chairman of the Board	Since 2007(Chairman since 2014)	Member, Plaza Belmont LLC (private equity fund manager) (1999 to present)	81	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	81	Euronet Worldwide Inc.; MGP Ingredients, Inc.; and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	81	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	81	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	126	BioMed Valley Discoveries, Inc.
Qualifications of Directors
Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.
Barry Fink: BA in English and History, Binghamton University; Juris Doctorate, University of Michigan; formerly held leadership roles during a 20-year career with Morgan Stanley Investment Management; formerly asset management and securities law attorney at Seward & Kissel; serves on the Board of Directors of ICI Mutual Insurance Company
Andrea C. Hall: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, advisor to the President, Senior Vice President and Director of Research Operations, Midwest Research Institute

25

Jan M. Lewis: BS in Civil Engineering, University of Nebraska and MBA, Rockhurst College; Graduate Certificate in Financial Markets and Institutions, Boston University; formerly, President, BUCON, Inc. (full-service design-build construction company); 20 years of experience with Butler Manufacturing Company (metal buildings producer) and its subsidiaries
James A. Olson: BS in Business Administration and MBA, St. Louis University; CPA; formerly, Chief Financial Officer, Plaza Belmont LLC; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP
M. Jeannine Strandjord: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President, Transformation, Senior Vice President of Financial Services, Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation; formerly, with the accounting firm of Ernst & Whinney; formerly, Director, Charming Shoppes, Inc.
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
John R. Whitten: BS in Business Administration, Cleveland State University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc.; thirteen years of experience with accounting firm Deloitte & Touche LLP
Stephen E. Yates: BS and MS in Industrial Engineering, University of Alabama; formerly, Executive Vice President, Technology & Operations, KeyCorp. (computer services); formerly, President, USAA Information Technology Company (financial services); 33 years of experience in Information Technology; formerly, Director, Applied Industrial Technologies, Inc.
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;

•	oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;

•	review annually the fees paid to the advisor for its services;

•	monitor potential conflicts of interest between the funds and their affiliates, including the advisor;

•	oversee custody of assets and the valuation of securities; and

•	oversee the funds’ compliance program.
In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.
Board Leadership Structure and Standing Board Committees
James A. Olson currently serves as the independent chairman of the board and has served in such capacity since 2014. All of the board’s members except for Jonathan S. Thomas are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. The board believes that the current leadership structure, with independent directors filling all but one position on the board, with an independent director serving as chairman of the board, and with the board committees (with the exception of the Executive Committee) comprised only of independent directors, is appropriate and allows for independent oversight of the funds.

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The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of Stephen E. Yates (chair), M. Jeannine Strandjord and John R. Whitten. It met four times during the fiscal year ended July 31, 2016.
The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including members of the board, management and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.
If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.
The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of Andrea C. Hall (chair), Barry Fink, Jan M. Lewis, James A. Olson, M. Jeannine Strandjord, John R. Whitten and Stephen E. Yates. It met three times during the fiscal year ended July 31, 2016.
The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Jan M. Lewis (chair), Barry Fink, Andrea C. Hall and James A. Olson. It met four times during the fiscal year ended July 31, 2016.
The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. The committee currently consists of John R. Whitten (chair), Barry Fink, Andrea C. Hall, Jan M. Lewis, James A. Olson, M. Jeannine Strandjord and Stephen E. Yates. The committee met four times during the fiscal year ended July 31, 2016.
Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of James A. Olson (chair), Andrea C. Hall and Jonathan S. Thomas. It did not meet during the fiscal year ended July 31, 2016.
Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk to the funds.

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Board Compensation
For the fiscal year ended July 31, 2016, the funds and the American Century family of funds paid the directors listed in the following table the amounts shown. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses. Neither Jonathan Thomas nor any officers of the funds receives compensation from the funds.

Name of Director	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Independent Directors
Thomas A. Brown(3)	$27,161	$124,250
Barry Fink	$61,190	$270,958
Andrea C. Hall, Ph.D.	$72,220	$321,083
Jan M. Lewis	$72,220	$321,083
James A. Olson	$80,764	$359,083
M. Jeannine Strandjord	$69,522	$309,083
John R. Whitten	$72,220	$321,083
Stephen E. Yates	$70,911	$315,083

[1]
Includes compensation paid to the directors for the fiscal year ended July 31, 2016 and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2 Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Olson, $307,083; Ms. Strandjord, $192,667; Mr. Whitten, $197,707; and Mr. Yates, $315,083.

[3]	Mr. Brown retired from the board on December 31, 2015.
None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a director until the distribution date elected by the director in accordance with the terms of the plan. Such distribution date may be a date on or after the director’s retirement date, but may be an earlier date if the director agrees not to make any additional deferrals after such distribution date. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.
The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
Ownership of Fund Shares
The directors owned shares in the funds as of December 31, 2015, as shown in the table below.

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Name of Director
	Jonathan S. Thomas(1)	Barry Fink(1)	Andrea C. Hall, Ph.D.(1)	Jan M. Lewis(1)
Dollar Range of Equity Securities in the Funds:
One Choice In Retirement Portfolio	A	A	A	E
One Choice 2020 Portfolio	E	D	A	C
One Choice 2025 Portfolio	E	E	A	A
One Choice 2030 Portfolio	E	A	A	A
One Choice 2035 Portfolio	C	A	A	A
One Choice 2040 Portfolio	A	A	A	A
One Choice 2045 Portfolio	C	A	A	A
One Choice 2050 Portfolio	A	A	A	A
One Choice 2055 Portfolio	A	A	A	A
One Choice 2060 Portfolio	A	A	A	A
One Choice In Retirement Portfolio R6	A	A	A	A
One Choice 2020 Portfolio R6	E	A	A	A
One Choice 2025 Portfolio R6	E	A	A	A
One Choice 2030 Portfolio R6	E	A	A	A
One Choice 2035 Portfolio R6	A	A	A	A
One Choice 2040 Portfolio R6	A	A	A	A
One Choice 2045 Portfolio R6	A	A	A	A
One Choice 2050 Portfolio R6	A	A	A	A
One Choice 2055 Portfolio R6	A	A	A	A
One Choice 2060 Portfolio R6	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	C
One Choice Portfolio: Conservative	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

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Name of Director
	James A. Olson	M. Jeannine Strandjord(1)	John R. Whitten(1)	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
One Choice In Retirement Portfolio	A	A	A	A
One Choice 2020 Portfolio	A	A	E	A
One Choice 2025 Portfolio	A	A	A	E
One Choice 2030 Portfolio	A	B	A	E
One Choice 2035 Portfolio	A	A	A	A
One Choice 2040 Portfolio	A	A	A	A
One Choice 2045 Portfolio	A	A	A	A
One Choice 2050 Portfolio	A	A	A	A
One Choice 2055 Portfolio	A	A	A	A
One Choice 2060 Portfolio	A	A	A	A
One Choice In Retirement Portfolio R6	A	A	A	A
One Choice 2020 Portfolio R6	A	A	A	A
One Choice 2025 Portfolio R6	A	A	A	A
One Choice 2030 Portfolio R6	A	A	A	A
One Choice 2035 Portfolio R6	A	A	A	A
One Choice 2040 Portfolio R6	A	A	A	A
One Choice 2045 Portfolio R6	A	A	A	A
One Choice 2050 Portfolio R6	A	A	A	A
One Choice 2055 Portfolio R6	A	A	A	A
One Choice 2060 Portfolio R6	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	A
One Choice Portfolio: Conservative	A	A	A	A
One Choice Portfolio: Moderate	E	A	A	A
One Choice Portfolio: Aggressive	A	B	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.
Beneficial Ownership of Affiliates by Independent Directors
No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2015.

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Officers
The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (March 2014 to present); Chief Compliance Officer, ACIM (February 2014 to present); Chief Compliance Officer, ACIS (October 2009 to present); Vice President, Client Interactions and Marketing, ACIS (February 2013 to January 2014); Director, Client Interactions and Marketing, ACIS (June 2007 to January 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)
Code of Ethics
The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the underlying funds, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. The funds’ Board of Directors has approved the advisor’s proxy voting policies to govern the advisor’s proxy voting activities.
A copy of the advisor’s proxy voting policies is attached hereto as Appendix D . Information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.
The Funds’ Principal Shareholders
A list of the funds’ principal shareholders appears in Appendix A.

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Service Providers
The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.
For shareholder services provided to the Investor Class, A Class, C Class and R Class of the following funds, the advisor receives an administrative fee paid at an annual rate of 0.20% of each class’s average net assets: One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio. On each calendar day, such classes accrue an administrative fee that is equal to the class’s administrative fee rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay the administrative fee to the advisor for the previous month. The administrative fee is the sum of the daily fee calculations for each day of the previous month. The advisor does not receive an administrative fee for services provided to the Institutional Class of the following funds: One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio; or for services provided to the following funds: One Choice In Retirement Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6, One Choice 2060 Portfolio R6, One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive.
During the fiscal year ended July 31, 2016, the administrative fees paid to the advisor are indicated in the following table.

	Investor Class	A Class	C Class	R Class
One Choice In Retirement Portfolio	$1,604,153	$769,775	$16,836	$430,991
One Choice 2020 Portfolio	$1,248,595	$672,970	$18,510	$315,441
One Choice 2025 Portfolio	$2,137,619	$1,063,658	$14,845	$444,471
One Choice 2030 Portfolio	$1,213,989	$731,847	$11,591	$337,389
One Choice 2035 Portfolio	$1,656,354	$864,358	$12,888	$396,302
One Choice 2040 Portfolio	$958,851	$514,101	$6,428	$243,130
One Choice 2045 Portfolio	$1,207,553	$568,105	$5,462	$253,639
One Choice 2050 Portfolio	$558,249	$308,638	$3,933	$127,820
One Choice 2055 Portfolio	$155,356	$111,931	$1,169	$57,305
One Choice 2060 Portfolio	$803¹	$431¹	$43¹	$313¹
1 For the period from September 30, 2015 (fund inception) through July 31, 2016.
The advisor does not receive an investment management fee for managing the One Choice Portfolios. However, the advisor receives a fee for managing the underlying American Century Investments funds in which the One Choice Portfolios invest. The weighted average of these fees appears in the prospectuses. More details about the management fees paid for the underlying funds appear in those funds’ prospectuses or statements of additional information.
The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act) and

(2)
the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

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The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
Portfolio Managers
Accounts Managed
The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of July 31, 2016)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Radu Gabudean	Number of Accounts	30	33	5
	Assets	$24.4 billion(1)	$6.0 billion	$326.6 million
Richard Weiss	Number of Accounts	30	33	5
	Assets	$24.4 billion(1)	$6.0 billion	$326.6 million
Scott Wilson	Number of Accounts	30	33	5
	Assets	$24.4 billion(1)	$6.0 billion	$326.6 million
Scott Wittman	Number of Accounts	33	34	5
	Assets	$25.2 billion(1)	$6.0 billion	$326.6 million
G. David MacEwen	Number of Accounts	37	36	6
	Assets	$39.3 billion(1)	$6.3 billion	$1.2 billion

[1]
Includes $1.9 billion in One Choice In Retirement Portfolio, $1.9 billion in One Choice 2020 Portfolio, $2.8 billion in One Choice 2025 Portfolio, $2.0 billion in One Choice 2030 Portfolio, $2.3 billion in One Choice 2035 Portfolio, $1.5 billion in One Choice 2040 Portfolio, $1.7 billion in One Choice 2045 Portfolio, $927.8 million in One Choice 2050 Portfolio, $370.2 million in One Choice 2055 Portfolio, $6.5 million in One Choice 2060 Portfolio, $410.8 million in One Choice Portfolio: Very Conservative, $1.1 billion in One Choice Portfolio: Conservative, $1.7 billion in One Choice Portfolio: Moderate, $1.1 billion in One Choice Portfolio: Aggressive, and $255.2 million in One Choice Portfolio: Very Aggressive, $140.2 million in One Choice In Retirement Portfolio R6, $196.0 million in One Choice 2020 Portfolio R6, $228.7 million in One Choice 2025 Portfolio R6, $226.9 million in One Choice 2030 Portfolio R6, $180.9 million in One Choice 2035 Portfolio R6, $147.8 million in One Choice 2040 Portfolio R6, $114.1 million in One Choice 2045 Portfolio R6, $76.1 million in One Choice 2050 Portfolio R6, $38.1 million in One Choice 2055 Portfolio R6, and $293 thousand in One Choice 2060 Portfolio R6.

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Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, U. S. growth mid- and small-cap, U.S. growth large-cap, value, global and non-U.S., fixed income, and asset allocation. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth large-cap, U.S. Growth mid- and small-cap, value, disciplined equity and global and non-U.S.), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio.
The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of July 31, 2016, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. Each fund constructs its custom peer group using all the funds in the category indicated below as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

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The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Additionally, performance of the following funds is not separately considered in determining portfolio manager compensation: One Choice In Retirement Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6.

Funds	Benchmark	Peer Group
One Choice In Retirement Portfolio	S&P Target Date Retirement Income Index(1)	Morningstar Retirement Income
One Choice 2020 Portfolio	S&P Target Date To 2020 Index(1)	Morningstar Target-Date 2016-2020
One Choice 2025 Portfolio	S&P Target Date To 2025 Index(1)	Morningstar Target-Date 2021-2025
One Choice 2030 Portfolio	S&P Target Date To 2030 Index(1)	Morningstar Target-Date 2026-2030
One Choice 2035 Portfolio	S&P Target Date To 2035 Index(1)	Morningstar Target-Date 2031-2035
One Choice 2040 Portfolio	S&P Target Date To 2040 Index(1)	Morningstar Target-Date 2036-2040
One Choice 2045 Portfolio	S&P Target Date To 2045 Index(1)	Morningstar Target-Date 2041-2045
One Choice 2050 Portfolio	S&P Target Date To 2050 Index(1)	Morningstar Target-Date 2046-2050
One Choice 2055 Portfolio	S&P Target Date To 2055+ Index(1)	Morningstar Target-Date 2055
One Choice 2060 Portfolio	S&P Target Date To 2055+ Index	Morningstar Target-Date 2060+
One Choice Portfolio: Very Conservative	Custom(2)	Morningstar Conservative Allocation
One Choice Portfolio: Conservative	Custom(2)	Morningstar Conservative Allocation
One Choice Portfolio: Moderate	Custom(2)	Morningstar Moderate Allocation
One Choice Portfolio: Aggressive	Custom(2)	Morningstar Aggressive Allocation
One Choice Portfolio: Very Aggressive	Custom(2)	Morningstar Aggressive Allocation

[1]	Effective July 1, 2015, the fund’s benchmark was changed from a custom benchmark comprised of the various benchmarks of the underlying funds (weighted according to such fund’s asset mix).

[2]	The fund’s benchmark is a custom benchmark comprised of the various benchmarks of the underlying funds (weighted according to such fund’s asset mix).
Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).
A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment disciplines: U.S. growth, U.S. value, global and non-U.S., disciplined equity, fixed-income, and asset allocation. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Unlike the funds’ other portfolio managers, David MacEwen is not separately compensated for his service as portfolio manager. Rather, as Co-Chief Investment Officer, a portion of Mr. MacEwen’s bonus is tied to the performance of all American Century funds under his purview, which is measured by an asset-weighted combination of one-, three- and five-year pre-tax performance relative to each fund’s benchmark and/or internally customized peer group (as described in each fund’s statement of additional information).
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

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Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Ownership of Securities
The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of July 31, 2016, the fund’s most recent fiscal year end.

Ownership of Securities(1)
	Radu Gabudean	G. David MacEwen	Richard Weiss	Scott Wilson	Scott Wittman
One Choice In Retirement Portfolio	A	A	F	D	A
One Choice 2020 Portfolio	A	A	A	A	A
One Choice 2025 Portfolio	A	A	A	A	E
One Choice 2030 Portfolio	A	A	A	A	A
One Choice 2035 Portfolio	D	A	A	C	A
One Choice 2040 Portfolio	A	A	A	A	A
One Choice 2045 Portfolio	A	A	E	E	A
One Choice 2050 Portfolio	A	A	E	A	A
One Choice 2055 Portfolio	A	A	A	A	A
One Choice 2060 Portfolio	A	A	A	A	A
One Choice In Retirement Portfolio R6	A	A	A	A	A
One Choice 2020 Portfolio R6	A	A	A	A	A
One Choice 2025 Portfolio R6	A	A	A	A	G
One Choice 2030 Portfolio R6	A	A	A	A	A
One Choice 2035 Portfolio R6	C	A	A	A	A
One Choice 2040 Portfolio R6	A	A	A	A	A
One Choice 2045 Portfolio R6	A	A	A	A	A
One Choice 2050 Portfolio R6	A	A	A	A	A
One Choice 2055 Portfolio R6	A	A	A	A	A
One Choice 2060 Portfolio R6	A	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	A	A
One Choice Portfolio: Conservative	A	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A	A

[1]	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.
Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.
Transfer Agent and Administrator
American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor, including the maintenance of the funds’ underlying fund shares in its book entry transfer agency system. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s fees. For a description of these fees and the terms of payment, see the discussion under the caption Investment Advisor, on page 32.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

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Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s fees. For a description of these fees and the terms of payment, see the discussion under the caption Investment Advisor , on page 32. ACIS does not earn commissions for distributing the funds’ shares.
Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.
Custodian Bank
State Street Bank and Trust Company (SSB), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The underlying funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for each fund.
Brokerage Allocation
The funds will purchase and sell their portfolio securities (i.e., shares of the underlying American Century Investments mutual funds) by dealing directly with the issuers, the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.
During the fiscal years ended July 31, 2016, 2015 and 2014, the funds did not pay any brokerage commissions. Details about brokerage commissions paid by the underlying funds appear in those funds’ statements of additional information.
Information About Fund Shares
Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all of the corporation’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

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Multiple Class Structure
The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio may issue up to five classes of shares: Investor Class, Institutional Class, A Class, C Class and R Class, and the One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may issue up to two classes of shares: Investor Class and R Class.
All classes of the One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio invest in the Institutional Class shares of the underlying American Century Investments mutual funds, (except for the Investor Class of the U.S. Government Money Market Fund). Although the One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio do not have a management fee, they do pay their pro rata share of the expenses (including the management fee) of the underlying funds in which they invest. The Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require significant shareholder and administrative services from the funds’ advisor and its affiliates, and has no fee other than its pro rata share of the underlying funds’ expenses, as described above. The Investor Class is made available directly to investors, and carries an administrative fee of 0.20% per annum. The A and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries, and generally is used in 401(k) and other retirement plans. In addition to the administrative fee, the A Class, C Class and R Class are subject to a Master Distribution and Individual Shareholder Services Plan (the A Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) as described below. The plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ A, C and R Classes have approved and entered into the A Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.
In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds, as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally and growing assets in existing funds, which helps retain and attract investment management talent and provides a better environment for improving fund performance. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.
All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
The Share Class Plans
As described in the prospectuses, the A, C and R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.
Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.
To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Directors has adopted the A Class, C Class and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.

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A Class
The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.
C Class
The C Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.
R Class
The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.
During the fiscal year ended July 31, 2016, the aggregate amount of fees paid under each class plan are indicated in the following table.

	A Class	C Class	R Class
One Choice In Retirement Portfolio	$962,219	$84,181	$1,077,477
One Choice 2020 Portfolio	$841,212	$92,548	$788,603
One Choice 2025 Portfolio	$1,329,572	$74,224	$1,111,177
One Choice 2030 Portfolio	$914,808	$57,957	$843,473
One Choice 2035 Portfolio	$1,080,447	$64,441	$990,753
One Choice 2040 Portfolio	$642,626	$32,138	$607,826
One Choice 2045 Portfolio	$710,131	$27,308	$634,097
One Choice 2050 Portfolio	$385,798	$19,663	$319,550
One Choice 2055 Portfolio	$139,914	$5,847	$143,263
One Choice 2060 Portfolio	$538¹	$216¹	$782¹
One Choice Portfolio: Very Conservative	N/A	N/A	$181
One Choice Portfolio: Conservative	N/A	N/A	$230
One Choice Portfolio: Moderate	N/A	N/A	$1,765
One Choice Portfolio: Aggressive	N/A	N/A	$1,003
One Choice Portfolio: Very Aggressive	N/A	N/A	$360
1 For the period from September 30, 2015 (fund inception) through July 31, 2016.
The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, C and R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)	conducting proprietary research about investment choices and the market in general;

(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)	consolidating shareholder accounts in one place;

(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and

(g)	other individual services.
Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, C and R Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, C and R Class shares pursuant to selling agreements;

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(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, C and R Class shares;

(c)	paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;

(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)	providing facilities to answer questions from prospective shareholders about fund shares;

(h)	complying with federal and state securities laws pertaining to the sale of fund shares;

(i)	assisting shareholders in completing application forms and selecting dividend and other account options;

(j)	providing other reasonable assistance in connection with the distribution of fund shares;

(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)	profit on the foregoing; and

(m)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities
The net asset value (NAV) of each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the funds except the A Class are offered at their NAV. The A Class of the funds is offered at its public offering price, which is the NAV plus the appropriate sales charge. This calculation may be expressed as a formula:
Offering Price = NAV/(1 – Sales Charge as a % of Offering Price)
For example, if the NAV of a fund’s A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.
Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.
The NAV of each One Choice Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

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Taxes
Federal Income Tax
Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status including by paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.
If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations or if more than 50% of the value of a fund’s assets consists of other RICs at the end of its fiscal quarters (and such other RICs have passed through foreign tax credits to their shareholders), the fund may make an election with the Internal Revenue Service (IRS) with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit for foreign taxes paid by the fund or passed through to the fund from other RICs. If such an election is made, the eligible foreign taxes will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.
A fund’s investment in underlying mutual funds could affect the amount, timing and character of distributions from the funds, and therefore may increase the amount of taxes payable by shareholders.
As of July 31, 2016, the funds did not have a capital loss carryover.
If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.
If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed at the same rates as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate Investment Trusts) may qualify for the 70% dividends-received deduction when distributed to corporate shareholders to the extent that the fund held those shares for more than 45 days.
Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.
Each fund may use the “equalization method” of accounting to allocate a portion of its earnings and profits to redemption proceeds. Although using this method generally will not affect a fund’s total returns, it may reduce the amount that a fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of fund shares on fund distributions to shareholders.
A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, postponing the recognition of such loss for federal income tax purposes.

41

A 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.
State and Local Taxes
Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of those distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.
The information above is only a summary of some of the tax considerations affecting the funds and their U.S. shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.
Financial Statements
The funds’ financial statements and financial highlights for the fiscal year ended July 31, 2016 have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Their Reports of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual reports for the fiscal year ended July 31, 2016, are incorporated herein by reference.

42

Appendix A – Principal Shareholders
As of October 31, 2016, the following shareholders owned more than 5% of the outstanding shares of a class of a fund. The table shows shares owned of record unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice In Retirement Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	20%
	Charles Schwab & Co., Inc. San Francisco, California	8%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	5%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	36%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	14%
	Orchard Trust Co. TTEE Greenwood Village, Colorado Includes 5.47% registered for the benefit of Employee Benefits Clients 401K	7%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%
A Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 18.66% registered for the benefit of ADP Access Product	20%
	Amer United Life Ins Co Indianapolis, Indiana Includes 10.57% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.61% registered for the benefit of AUL American Unit Trust Separate Account	17%
	MLPF&S Jacksonville, Florida	10%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
	Ohio National Life Insurance Co. Cincinnati, Ohio	6%
C Class
	National Financial Services LLC Jersey City, New Jersey	28%
	American Enterprise Investment Svcs Minneapolis, Minnesota	22%
	Pershing LLC Jersey City, New Jersey	9%
	LPL Financial San Diego, California	9%
	Morgan Stanley Smith Barney Jersey City, New Jersey	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice In Retirement Portfolio
R Class
	National Financial Services LLC Jersey City, New Jersey	44%
	State Street BK/TR as TTEE and/or CUST Boston, Massachusetts Includes 18.84% registered for the benefit of ADP Access Product	20%
One Choice 2020 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	26%
	Amer United Life Ins Co Indianapolis, Indiana Includes 5.73% registered for the benefit of Group Retirement Annuity Sep Acct II and 9.18% registered for the benefit of AUL American Unit Trust Separate Account	15%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	40%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	13%
	Great-West Trust Company LLC Greenwood Village, Colorado Includes 5.39% registered for the benefit of Employee Benefits Clients 401k	9%
	Wells Fargo Bank Charlotte, North Carolina	6%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	5%
	DCGT Trustee &/or Custodian Des Moines, Iowa	5%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 15.22% registered for the benefit of Group Retirement Annuity Sep Acct II and 11.09% registered for the benefit of AUL American Unit Trust Separate Account	26%
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 17.34% registered for the benefit of ADP Access Product	19%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	14%
	MLPF&S Jacksonville, Florida	5%
C Class
	National Financial Services LLC Jersey City, New Jersey	21%
	American Enterprise Investment Svcs Minneapolis, Minnesota	21%
	Pershing LLC Jersey City, New Jersey	13%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2020 Portfolio
C Class
	LPL Financial San Diego, California	10%
R Class
	National Financial Services LLC Jersey City, New Jersey	31%
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 21.92% registered for the benefit of ADP Access Product	25%
One Choice 2025 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	21%
	Charles Schwab & Co., Inc. San Francisco, California	10%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	38%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	15%
	Great-West Trust Company LLC Greenwood Village, Colorado Includes 6.01% registered for the benefit of Employee Benefits Clients 401k	9%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%
A Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 20.26% registered for the benefit of ADP Access Product	22%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.32% registered for the benefit of Group Retirement Annuity Sep Acct II and 7.75% registered for the benefit of AUL American Unit Trust Separate Account	20%
	Ohio National Life Insurance Co Cincinnati, Ohio	9%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	8%
	MLPF&S Jacksonville, Florida	8%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	16%
	National Financial Services LLC Jersey City, New Jersey	8%
	Morgan Stanley Smith Barney Jersey City, New Jersey	8%
	LPL Financial San Diego, California	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2025 Portfolio
C Class
	First Clearing LLC St. Louis, Missouri	6%
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 30.68% registered for the benefit of ADP Access Product	33%
	National Financial Services LLC Jersey City, New Jersey	25%
One Choice 2030 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	28%
	Amer United Life Ins Co Indianapolis, Indiana Includes 6.62% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.76% registered for the benefit of AUL American Unit Trust Separate Account	13%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	5%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	38%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	18%
	Great-West Trust Company LLC TTEE Greenwood Village, Colorado Includes 5.63% registered for the benefit of Employee Benefits Clients 401k	8%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 17.44% registered for the benefit of Group Retirement Annuity Sep Acct II and 8.57% registered for the benefit of AUL American Unit Trust Separate Account	26%
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 17.79% registered for the benefit of ADP Access Product	19%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	13%
	MLPF&S Jacksonville, Florida	7%
	Trustees of Orchard Trust Co TTEE 401k Trust Greenwood Village, Colorado	5%
C Class
	American Enterprise Inv Svcs Minneapolis, Minnesota	14%
	Pershing LLC Jersey City, New Jersey	12%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2030 Portfolio
C Class
	Ascensus Trust Company Fargo, North Dakota Includes 6.57% registered for the benefit of Great Mountain West Supply 401k	12%
	LPL Financial San Diego, California	8%
	Morgan Stanley Smith Barney Jersey City, New Jersey	7%
	National Financial Services LLC Jersey City, New Jersey	6%
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 26.00% registered for the benefit of ADP Access Product	30%
	National Financial Services LLC Jersey City, New Jersey	26%
One Choice 2035 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	26%
	Charles Schwab & Co., Inc. San Francisco, California	12%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	37%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	14%
	Great-West Trust Company LLC TTEE Greenwood Village, Colorado Includes 5.03% registered for the benefit of Employee Benefits Clients 401k	7%
A Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 22.04% registered for the benefit of ADP Access Product	24%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.17% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.03% registered for the benefit of AUL American Unit Trust Separate Account	18%
	Ohio National Life Insurance Co. Cincinnati, Ohio	8%
	MLPF&S Jacksonville, Florida	7%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2035 Portfolio
C Class
	Mid Atlantic Trust Co Pittsburgh, Pennsylvania Includes 11.36% registered for the benefit of Harvey Volunteer Fire Company 401k PSP & Trust	24%
	American Enterprise Investment Svcs Minneapolis, Minnesota	13%
	Pershing LLC Jersey City, New Jersey	10%
	First Clearing LLC St. Louis, Missouri	8%
	Morgan Stanley Smith Barney Jersey City, New Jersey	6%
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 34.06% registered for the benefit of ADP Access Product	36%
	National Financial Services LLC Jersey City, New Jersey	18%
One Choice 2040 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	27%
	Amer United Life Ins Co Indianapolis, Indiana Includes 7.43% registered for the benefit of Group Retirement Annuity Sep Acct II and 7.28% registered for the benefit of AUL American Unit Trust Separate Account	15%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	13%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	39%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	15%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 15.29% registered for the benefit of Group Retirement Annuity Sep Acct II and 11.03% registered for the benefit of AUL American Unit Trust Separate Account	26%
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 19.38% registered for the benefit of ADP Access Product	21%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	10%
	MLPF&S Jacksonville, Florida	8%
	National Financial Services LLC Jersey City, New Jersey	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2040 Portfolio
C Class
	Great-West Trust Company LLC TTEE Greenwood Village, Colorado Includes 5.11% registered for the benefit of Employee Benefits Clients 401k	5%
	Ascensus Trust Company Fargo, North Dakota Includes 5.93% registered for the benefit of Canterra Homes 401k PS Plan, and 5.94% registered for the benefit of Great Mountain West Supply 401k	26%
	American Enterprise Investment Svcs Minneapolis, Minnesota	12%
	LPL Financial San Diego, California	7%
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 31.18% registered for the benefit of ADP Access Product	34%
	National Financial Services LLC Jersey City, New Jersey	24%
One Choice 2045 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	24%
	Charles Schwab & Co., Inc. San Francisco, California	14%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	12%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	33%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	11%
	Great-West Trust Company LLC TTEEF Discount Tire Americas Tire Retirement Plan Greenwood Village, Colorado	11%
	Orchard Trust Co. Trustee Greenwood Village, Colorado Includes 5.10% registered for the benefit of Employee Benefits Clients 401K	6%
A Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 24.33% registered for the benefit of ADP Access Product	26%
	Amer United Life Ins Co Indianapolis, Indiana Includes 11.77% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.18% registered for the benefit of AUL American Unit Trust Separate Account	18%
	MLPF&S Jacksonville, Florida	9%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2045 Portfolio
A Class
	Ohio National Life Insurance Co Cincinnati, Ohio	8%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
	National Financial Services LLC Jersey City, New Jersey	5%
C Class
	Mid Atlantic Trust Company Pittsburgh, Pennsylvania Includes 6.99% registered for the benefit of South Coast Medical Group Family 401k and 5.63% registered for the benefit of Harvey Volunteer Fire Company 401K PSP & Trust	21%
	American Enterprise Investment Svcs Minneapolis, Minnesota	18%
	Pershing LLC Jersey City, New Jersey	11%
	LPL Financial San Diego, California	5%
	JP Morgan Securities LLC Brooklyn, New York	5%
	First Clearing LLC St. Louis, Missouri	5%
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 40.02% registered for the benefit of ADP Access Product	43%
	National Financial Services LLC Jersey City, New Jersey	15%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	7%
One Choice 2050 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	29%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	16%
	Amer United Life Ins Co Indianapolis, Indiana Includes 6.64% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.38% registered for the benefit of AUL American Unit Trust Separate Account	13%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	7%
	Charles Schwab & Co., Inc. San Francisco, California	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2050 Portfolio
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	37%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	13%
	Great-West Trust Company LLC TTEEF Discount Tire Americas Tire Retirement Plan Greenwood Village, Colorado	8%
A Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 14.88% registered for the benefit of Group Retirement Annuity Sep Acct II and 7.78% registered for the benefit of AUL American Unit Trust Separate Account	23%
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 17.01% registered for the benefit of ADP Access Product	19%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	11%
	MLPF&S Jacksonville, Florida	8%
	Great-West Trust Company LLC TTEEF Discount Tire Americas Tire Retirement Plan Greenwood Village, Colorado	6%
	National Financial Services LLC Jersey City, New Jersey	6%
C Class
	Ascensus Trust Company Fargo, North Dakota Includes 7.62% registered for the benefit of Valley Beef 401(K) & Profit Sharing	18%
	Pershing LLC Jersey City, New Jersey	18%
	LPL Financial San Diego, California	9%
	American Enterprise Investment Svcs Minneapolis, Minnesota	9%
	National Financial Services LLC Jersey City, New Jersey	7%
	Raymond James St. Petersburg, Florida	6%
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 35.34% registered for the benefit of ADP Access Product	38%
	National Financial Services LLC Jersey City, New Jersey	19%
	MLPF&S Jacksonville, Florida	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2055 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	25%
	Amer United Life Ins Co Indianapolis, Indiana Includes 11.23% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.53% registered for the benefit of AUL American Unit Trust Separate Account	18%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	14%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	8%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	32%
	John Hancock Life Ins. Co. USA RPS-Trading OPS, ST-4 Boston, Massachusetts	15%
	Great-West Trust Company LLC TTEEF Discount Tire Americas Tire Retirement Plan Greenwood Village, Colorado	12%
	Orchard Trust Co. Trustee Greenwood Village, Colorado Includes 7.79% registered for the benefit of Employee Benefits Clients 401K	9%
A Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 26.50% registered for the benefit of ADP Access Product	27%
	Amer United Life Ins Co Indianapolis, Indiana Includes 15.69% registered for the benefit of Group Retirement Annuity Sep Acct II and 7.74% registered for the benefit of AUL American Unit Trust Separate Account	23%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	8%
	Ohio National Life Insurance Co Cincinnati, Ohio	7%
	MLPF&S Jacksonville, Florida	5%
C Class
	LPL Financial San Diego, California	13%
	National Financial Services LLC Jersey City, New Jersey	12%
	Ascensus Trust Company Fargo, North Dakota Includes 8.55% registered for the benefit of MDT Labor 401k Plan	11%
	American Enterprise Inv Svcs Minneapolis, Minnesota	11%
	Pershing LLC Jersey City, New Jersey	9%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2055 Portfolio
R Class
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts Includes 44.95% registered for the benefit of ADP Access Product	45%
	National Financial Services LLC Jersey City, New Jersey	12%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	7%
	DCGT Trustee &/or Custodian Des Moines, Iowa	6%
One Choice 2060 Portfolio
Investor Class
	National Financial Services LLC Jersey City, New Jersey	20%
	SSB&T Cust for the IRA of Mark R. Locatelli Kaneohe, Hawaii	7%
	State Street Bank & Trust as Custodian for MML Quincy, Massachusetts	6%
Institutional Class
	National Financial Services LLC Jersey City, New Jersey	34%
	John Hancock Life Ins Co USA Boston, Massachusetts	16%
	Wells Fargo Bank Charlotte, North Carolina	11%
	Great-West Trust Company LLC TTEE FBO UBM 401K Plan Greenwood Village, Colorado	10%
	Great-West Trust Company LLC TTEE FBO Salt River Project Employees 401K Greenwood Village, Colorado	10%
A Class
	Valic Retirement Services FBO AIGFSB (CUST) (TTEE) Houston, Texas	68%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.21% registered for the benefit of Unit Investment Trust	15%
	State St BK/TR as TTEE and/or Cust Boston, Massachusetts	6%
C Class
	American Century Investment Management, Inc. Kansas City, Missouri Shares owned of record and beneficially	95%
R Class
	DCGT Trustee & OR CUST Des Moines, Iowa	10%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice Portfolio: Very Conservative
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	27%
	National Financial Services LLC Jersey City, New Jersey	5%
R Class
	American Century Investment Management, Inc. Kansas City, Missouri Shares owned of record and beneficially	36%
	SSB&T Apple Tree Academy Inc., Stacey A. Seei Peoria, Illinois	17%
	SSB&T CDI Builders II Inc., Joe Kupiec Greensboro, North Carolina	15%
	SSB&T Frederickson Murri, Scott B. Christensen Salt Lake City, Utah	7%
	SSB&T Stavros Law PC Simple IRA, Sue Stavros Salt Lake City, Utah	5%
	SSB&T PGF Care Inc., Jamahl Williams Banning, California	5%
One Choice Portfolio: Conservative
Investor Class
	None
R Class
	American Century Investment Management, Inc. Kansas City, Missouri Shares owned of record and beneficially	17%
	SSB&T Texas Certified Development, Agueda Esparza San Marcos, Texas	12%
	SSB&T Ratfree Wildlife Solutions Inc., Craig Stern Coral Springs, Florida	6%
	SSB&T JDM Business Development Inc. Simple, James Miller Windsor, Colorado	6%
	SSB&T J&H Tires Inc. Ronald D. Wasmer Kingsville, Maryland	5%
One Choice Portfolio: Moderate
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	5%
R Class
	Ascensus Trust Co Fargo, North Dakota Includes 26.84% registered for the benefit of Gemelli Associates Inc. Profit Sharing, 12.16% registered for the benefit of Jackson Food Service Inc. Employees and 6.06% registered for the benefit of Quinn Weight Loss, PLLC 401(K) Plan	46%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice Portfolio: Aggressive
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	30%
R Class
	PAI Trust Co Inc. BUYONLINENOW Inc. DBA BUYONLINENOW De Pere, Wisconsin	15%
	SSB&T Greater Nashville Association of RE, Lawrence Gene Haber Gallatin, Tennessee	14%
One Choice Portfolio: Very Aggressive
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	7%
R Class
	Ascensus Trust Co FBO Jackson Food Service Inc. Employees Fargo, North Dakota	20%
	SSB&T NU Image Inc. Simple IRA, Jim Coyle Scottsdale, Arizona	11%
	SSB&T Ovidiu A Krausz M.D.P.C., Ovidiu A Krausz Edgewater, New Jersey	6%
	SSB&T Quality Construction and Renovation, Michael Gilberg Malden, Massachusetts	6%
	SSB&T Rams Aviation Company Inc. Simple, Jonathan L. Rankim Plantersville, Texas	6%
One Choice In Retirement Portfolio R6
R6 Class
	Great-West Trust Company LLC TTEE Greenwood Village, Colorado Includes 12.70% registered for the benefit of Employee Benefits Clients 401K and 12.55% registered for the benefit of Heartland Health Savings Plan 4	32%
	National Financial Services LLC Jersey City, New Jersey	22%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	17%
	State Street BK/TR as TTEE and/or Cust FBO ADP Access Product Boston, Massachusetts	5%
One Choice 2020 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	26%
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 6.70% registered for the benefit of Employee Benefits Clients 401k and 10.36% registered for the benefit of Heartland Health Savings Plan 4	22%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	11%
	Wells Fargo Bank Charlotte, North Carolina	5%
	Matrix Trust Co Agent for First Interstate Wealth Mgmt FBO Emp of First Interstate Bancsystem Billings, Montana	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2025 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	27%
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 7.72% registered for the benefit of Employee Benefits Clients 401k and 13.14% registered for the benefit of Heartland Health Savings Plan 4	25%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	12%
	Matrix Trust Co Agent for First Interstate Wealth Mgmt FBO Emp of First Interstate Bancsystem Billings, Montana	8%
One Choice 2030 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	32%
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 8.83% registered for the benefit of Employee Benefits Clients 401k and 9.86% registered for the benefit of Heartland Health Savings Plan 4	22%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	9%
	Wells Fargo Bank Charlotte, North Carolina	6%
One Choice 2035 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	30%
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 6.95% registered for the benefit of Employee Benefits Clients 401k and 11.91% registered for the benefit of Heartland Health Savings Plan 4	23%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	10%
One Choice 2040 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	32%
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 9.04% registered for the benefit of Employee Benefits Clients 401k and 9.70% registered for the benefit of Heartland Health Savings Plan 4	23%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	7%
	Wells Fargo Bank Charlotte, North Carolina	6%
	Matrix Trust Co Agent for First Interstate Wealth Mgmt FBO Emp of First Interstate Bancsystem Billings, Montana	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
One Choice 2045 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	29%
	Great-West Trust Company LLC TTEE Greenwood Village, Colorado Includes 11.67% registered for the benefit of Employee Benefits Clients 401k and 11.03% registered for the benefit of Heartland Health Savings Plan 4	26%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	9%
One Choice 2050 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	33%
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 7.84% registered for the benefit of Employee Benefits Clients 401k and 13.32% registered for the benefit of Heartland Health Savings Plan 4	23%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	7%
One Choice 2055 Portfolio R6
R6 Class
	Great-West Trust Co LLC TTEE Greenwood Village, Colorado Includes 9.82% registered for the benefit of Employee Benefits Clients 401k and 15.13% registered for the benefit of Heartland Health Savings Plan 4	27%
	National Financial Services LLC Jersey City, New Jersey	27%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	9%
	Matrix Trust Co Agent for First Interstate Wealth Mgmt FBO Emp of First Interstate Bancsystem Billings, Montana	7%
	Wells Fargo Bank Charlotte, North Carolina	6%
One Choice 2060 Portfolio R6
R6 Class
	National Financial Services LLC Jersey City, New Jersey	36%
	State Street Bank & Trust as Custodian for MML Quincy, Massachusetts	15%
	Great-West Trust Company LLC TTEE Employee Benefits Clients 401k Greenwood Village, Colorado	13%
	DCGT Trustee & or Cust FBO PLIC Various Retirement Plans Omnibus Des Moines, Iowa	13%
	Charles Schwab & Co Inc. San Francisco, California	10%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares or who own more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of the corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of October 31, 2016, the funds’ officers and directors, as a group, owned less than 1% of any class of the other funds’ outstanding shares.

Appendix B – Sales Charges and Payments to Dealers
Sales Charges
The sales charges applicable to the A and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds’ prospectuses.
Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.
An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.
During the fiscal year ended July 31, 2016, the funds’ A Class did not pay any CDSCs to the funds’ distributor.
The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended July 31, 2016 were:

One Choice In Retirement Portfolio	$2,401
One Choice 2020 Portfolio	$1,612
One Choice 2025 Portfolio	$891
One Choice 2030 Portfolio	$984
One Choice 2035 Portfolio	$1,459
One Choice 2040 Portfolio	$411
One Choice 2045 Portfolio	$1,047
One Choice 2050 Portfolio	$518
One Choice 2055 Portfolio	$268
Payments to Dealers
The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
Less than $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
$10,000,000 or more	0.25%
No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.
From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

B-1

Appendix C – Buying and Selling Fund Shares
Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A, C, R and R6 Class shares. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Examples of employer-sponsored retirement plans include the following:

•	401(a) plans

•	pension plans

•	profit sharing plans

•	401(k) plans (including plans with a Roth 401(k) feature, SIMPLE 401(k) plans and Solo 401(k) plans)

•	money purchase plans

•	target benefit plans

•	Taft-Hartley multi-employer pension plans

•	SERP and “Top Hat” plans

•	ERISA trusts

•	employee benefit plans and trusts

•	employer-sponsored health plans

•	457 plans

•	KEOGH or HR(10) plans

•	employer-sponsored 403(b) plans (including plans with a Roth 403(b) feature)

•	nonqualified deferred compensation plans

•	nonqualified excess benefit plans

•	nonqualified retirement plans
Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. Business IRAs that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.
R Class IRA Accounts established prior to August 1, 2006 may make additional purchases.
Waiver of Minimum Initial Investment Amounts — Institutional Class
A financial intermediary, upon receiving prior approval from American Century Investments, may waive applicable minimum initial investment amounts per shareholder for Institutional Class shares in the following situations:

•
Broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs where the portfolio manager of the program acts on behalf of the shareholder through omnibus accounts;

•
Trust companies and bank wealth management organizations purchasing shares in a fiduciary, discretionary trustee or advisory account on behalf of the shareholder, through omnibus accounts or nominee name accounts;

•
Financial intermediaries with clients of a registered investment advisor (RIA) purchasing fund shares in fee based advisory accounts with a $100,000 initial minimum per client or $250,000 aggregated initial investment across multiple clients, where the RIA is purchasing shares through certain broker-dealers through omnibus accounts;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor; and

•	Certain other situations deemed appropriate by American Century Investments.

C-1

Appendix D – Proxy Voting Policies
American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of mutual funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.

A.	General Principles
In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.

B.	Specific Proxy Matters
1.    Routine Matters
a.    Election of Directors

(1)
Generally. The Advisor will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Advisor will vote in favor of management's director nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management's nominees are opposed in a proxy contest, the Advisor will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.

(2)	Committee Service. The Advisor will withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

(3)	Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.

(4)
Majority Independent Board. The Advisor will support proposals calling for a majority of independent directors on a board. The Advisor believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

(5)
Majority Vote Standard for Director Elections. The Advisor will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.

(6)
Withholding Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.

b.    Ratification of Selection of Auditors
The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3)

there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.
2.    Compensation Matters
a.    Executive Compensation

(1)
Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

(2)
Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

b.    Equity Based Compensation Plans
The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.
The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Advisor's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Advisor will generally vote against the adoption of plans or plan amendments that:

•	Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see "Anti-Takeover Proposals" below);

•
Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	Establish restriction periods shorter than three years for restricted stock grants;

•	Do not reasonably associate awards to performance of the company; or

•	Are excessively dilutive to the company.
3.    Anti-Takeover Proposals
In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
a.    Cumulative Voting
The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.
b.    Staggered Board
If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of directors serving on staggered boards.
c.    "Blank Check" Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
d.    Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
e.    Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
f.    Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
g.    "Supermajority" Voting Provisions or Super Voting Share Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
h.    "Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
i.    Limiting the Right to Call Special Shareholder Meetings.
The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
j.    Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.
The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
k.    Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.
l.    Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.
m.    Confidential Voting
Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.
n.    Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.

4.    Transaction Related Proposals
The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
5.    Other Matters
a.    Shareholder Proposals Involving Social, Moral or Ethical Matters
The Advisor will generally vote in accordance with management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues, is often unclear. Where this is the case, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if the Advisor believes its assessment is not unreasonable.
Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals are better addressed outside the corporate arena, and will generally vote with management’s recommendation; in addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
b.    Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
c.    Indemnification
The Advisor will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
d.    Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
e.    Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
f.    Directors’ Stock Options Plans
The Advisor believes that stock options are an appropriate form of compensation for directors, and the Advisor will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
g.    Director Share Ownership
The Advisor will generally vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
h.    Non-U.S. Proxies
The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.
Use of Proxy Advisory Services
The Advisor takes into account information from many different sources, including independent proxy advisory services. However, the decision on how to vote proxies will be made by the Advisor in accordance with these policies and will not be delegated to a proxy advisory service.

C.	Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the One Choice Target Date funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

Notes

Notes

Notes

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-21591
CL-SAI-90384 1612

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

PART C OTHER INFORMATION
Item 28. Exhibits
(a)           (1)          Articles of Amendment and Restatement of American Century Asset Allocation Portfolios, Inc., May 5, 2006 (filed electronically as Exhibit a to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on May 9, 2006, File No. 333-116351, and incorporated herein by reference).
(2)          Articles Supplementary of American Century Asset Allocation Portfolios, Inc., dated March 6, 2008 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 6, 2008, File No. 333-116351, and incorporated herein by reference).
(3)          Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated February 16, 2010 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on November 26, 2010, File No. 333-116351, and incorporated herein by reference).
(4)          Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated December 16, 2010 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on December 29, 2010, File No. 333-116351, and incorporated herein by reference).
(5)          Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated May 2, 2013 (filed electronically as Exhibit a5 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 30, 2013, File No. 333-116351, and incorporated herein by reference).
(6)          Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated May 3, 2013 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 30, 2013, File No. 333-116351, and incorporated herein by reference).
(7)    Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated December 9, 2014 (filed electronically as Exhibit a7 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on March 19, 2015, File No. 333-116351, and incorporated herein by reference).
(8)    Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated June 30, 2015 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on July 7, 2015, File No. 333-116351, and incorporated herein by reference).
(b)           Amended and Restated Bylaws of American Century Asset Allocation Portfolios, Inc., dated December 4, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on May 2, 2013, File No. 333-116351, and incorporated herein by reference).
(c)           Registrant hereby incorporates by reference, as though set forth fully herein, the Fourth and Sixth Articles of the Registrant’s Amended and Restated Articles of Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.
(d)           (1)          Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 30, 2011 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 30, 2011, File No. 333-116351, and incorporated herein by reference).
(2)    Amendment No. 1 to the Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of September 30, 2015 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(3)          Restated Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on September 15, 2011, File No. 333-116351, and incorporated herein by reference).
(4)    Amendment No. 1 to Restated Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 20, 2015 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on March 19, 2015, File No. 333-116351, and incorporated herein by reference).
(5)          Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective July 31, 2013 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 30, 2013, File No. 333-116351, and incorporated herein by reference).
(6)          Amendment No. 1 to the Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of September 30, 2015 (filed electronically as Exhibit d6 to Post-

Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(e)           (1)     Amended and Restated Distribution Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Services, Inc., effective as of September 30, 2015 (filed electronically as Exhibit e to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(2)          Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds on April 30, 2007, File No. 333-43321, and incorporated herein by reference).
(f)            Not Applicable.
(g)           (1)          Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).
(2)          Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).
(3)          Notice of Additional Portfolios, dated July 31, 2013 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 30, 2013, File No. 333-116351, and incorporated herein by reference).
(4)    Notice of Additional Portfolios, dated September 2, 2015 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(h)           Transfer Agency Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Services Corporation, dated as of August 31, 2004 (filed electronically as Exhibit h1 to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).
(i)            Opinion and Consent of Counsel, dated September 29, 2015 (filed electronically as Exhibit i to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(j)            Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated November 25, 2016, is included herein.
(k)           Not Applicable.
(l)            Initial Capital Agreement, dated August 25, 2004 (filed electronically as Exhibit l to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).
(m)          (1)        Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Asset Allocation Portfolios, Inc., dated September 30, 2015 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(2)          Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Asset Allocation Portfolios, Inc., dated September 30, 2015 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(3)         Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class), effective as of September 30, 2015 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(n)         Amended and Restated Multiple Class Plan of American Century Asset Allocation Portfolios, Inc., effective as of September 30, 2015 (filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on September 29, 2015, File No. 333-116351, and incorporated herein by reference).
(o)           Reserved.
(p)         (1)         American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 57 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2015, File No. 2-82734, and incorporated herein by reference).
(2)          Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(q)     (1)     Power of Attorney, dated March 3, 2016 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 68 to the Registration Statement of American Century World Mutual Funds, Inc. on March 28, 2016, File No. 33-39242, and incorporated herein by reference).
(2)     Secretary’s Certificate, dated March 3, 2016 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 68 to the Registration Statement of American Century World Mutual Funds, Inc. on March 28, 2016, File No. 33-39242, and incorporated herein by reference).

Item 29. Persons Controlled by or Under Common Control with Registrant

The directors of the Registrant serve, in substantially identical capacities, seven registered investment companies in the American Century family of funds. In addition, the officers of the Registrant serve as officers for 15 registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor. Nonetheless, the Registrant takes the position that it is not under common control with other American Century Investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification
The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.
Article Eighth of the Registrant’s Articles of Incorporation requires the indemnification of the Registrant’s directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.
The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of Investment Advisor
In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.

Alessandra Alecci (Vice President of ACIM). Served as Senior Vice President and Senior Analyst, Lazard Asset Management, principal address is 30 Rockefeller Plaza, New York, NY 10112, 2010 to 2015.

Cleo Chang (Senior Vice President of ACIM). Served as Chief Investment Officer, Wilshire Funds Management, Wilshire Associates, Inc., 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, 2005 to 2015.

James Gendelman (Vice President of ACIM) Served as Fund Co-Manager, Marsico Capital Management, LLC, principal address is 1200 17th St #1600, Denver, CO 80202, 2000 to 2014.

Peruvemba Satish (Senior Vice President of ACIM). Served as Managing Director & Chief Risk Officer and Senior Managing Director of Performance Based Strategies, Allstate Investments, principal address is 3075 Sanders Road, Suite G5D, Northbrook, IL 60062, 2010 to 2014.

Vinayak Tripathi (Vice President of ACIM). Served as Vice President, Highbridge Capital Management, 40 West 57th Street, Floor 32, New York, NY 10019, 2008-2014 and served as Vice President Credit Suisse Asset Management, 11 Madison Avenue, New York, NY 10010, 2014 to 2015.

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.

Item 32. Principal Underwriters
(a)     American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:
American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)     The following is a list of the directors and executive officers of ACIS as of November 14, 2016:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Sheila Hartnett-Devlin	Director and Senior Vice President	none

Joe Schultz	Director and Senior Vice President	none

Jay Hummel	Senior Vice President	none

Gary P. Kostuke	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

Andy Provencher	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Adam Sokolic	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

Stacey L. Belford	Vice President	none

Michael Bell	Vice President	none

Bradley Bendle	Vice President	none

Hayden S. Berk	Vice President	none

Stacy Bernstein	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

Don Bonder	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

Chatten Cowherd	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Terry Daugherty	Vice President	none

Mark Davis	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

Gabriel Dorman	Vice President	none

Ryan C. Dreier	Vice President	none

Devon Drew	Vice President	none

Joseph G. Eck	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Kevin G. Eknaian	Vice President	none

Catherine Ellis	Vice President	none

Sean Ensminger	Vice President	none

Gregg Erdman	Vice President	none

Christopher Van Evans	Vice President	none

Jill A. Farrell	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Goodyear	Vice President	none

Timothy R. Guay	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Matthew P. Huss	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Phillip Joyce	Vice President	none

Wesley S. Kabance	Vice President	none

Matthew Kasa	Vice President	none

Matthew S. Kives	Vice President	none

Matthew Kobata	Vice President	none

Greg Koleno	Vice President	none

William L. Kreiling	Vice President	none

Joshua Kurtz	Vice President	none

John A. Leis	Vice President	none

Edward Lettieri	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Valeriya Litvak	Vice President	none

Dennis Logan	Vice President	none

Franklin Longo	Vice President	none

Thomas C. McCarthy	Vice President	none

Jeff McCroy	Vice President	none

Walter McGhee	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Marek Michejada	Vice President	none

Bobby Miller	Vice President	none

Christopher M. Monachino	Vice President	none

Nate Morris	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kelly A. Ness	Vice President	none

John E. O’Connor	Vice President	none

Scott Pawlich	Vice President	none

Christy A. Poe	Vice President	none

William Rader	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

Daniel J. Roderigues	Vice President	none

Hunter Rodgers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Brian Schappert	Vice President	none

Keith Seidman	Vice President	none

Paul Shahrokhi	Vice President	none

Tracey L. Shank	Vice President	none

Amy D. Shelton	Vice President and Chief Compliance Officer	none

Steven Silverman	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Richard Smith	Vice President	none

Debra K. Stalnaker	Vice President	none

Robert Timothy Stidham	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Stephen C. Thune	Vice President	none

Lindsey Thompson	Vice President	none

Jason Tucker	Vice President	none

Tina Ussery-Franklin	Vice President	none

Ryan VanSickle	Vice President	none

Noah Wimmer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111
(c)     Not applicable.

Item 33. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, 2121 Rosecrans, Suite 4345, El Segundo, CA 90245 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; and State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111.

Item 34. Management Services – Not Applicable.

Item 35. Undertakings – Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of November, 2016.

American Century Asset Allocation Portfolios, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	November 28, 2016

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	November 28, 2016

* _________________________________ Barry Fink	Director	November 28, 2016

* _________________________________ Andrea C. Hall, Ph.D.	Director	November 28, 2016

* _________________________________ Jan M. Lewis	Director	November 28, 2016

* _________________________________ James A. Olson	Chairman of the Board and Director	November 28, 2016

* _________________________________ M. Jeannine Strandjord	Director	November 28, 2016

* _________________________________ John R. Whitten	Director	November 28, 2016

* _________________________________ Stephen E. Yates	Director	November 28, 2016

*By:/s/ Giles Walsh Giles Walsh Attorney in Fact (pursuant to Power of Attorney dated March 3, 2016)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated November 25, 2016